June 30, 1998

Annual Report



                                   Evergreen


                                  Short and

                               Intermediate Term

                                  Bond Funds


                                  [ART DEPICTING STATUE OF LIBERTY APPEARS HERE]


[LOGO OF EVERGREEN FUNDS APPEARS HERE]

                                   EVERGREEN
                     Capital Preservation and Income Fund

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                                                                              December 30, 1994
                                                                               (Commencement of
                                            Nine Months                       Class Operations)
                            Year Ended         Ended           Year Ended          through
                           June 30, 1998 June 30, 1997 (d) September 30, 1996 September 30, 1995
--------------------------------------------------------------------------------------------------
 CLASS A SHARES
--------------------------------------------------------------------------------------------------
 NET ASSET VALUE
  BEGINNING OF PERIOD         $  9.80         $  9.74           $  9.68            $  9.51
                              -------         -------           -------            -------
 ..................................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 ..................................................................................................
 Net investment income           0.57            0.46              0.61(c)            0.46
 ..................................................................................................
 Net realized and
  unrealized gain (loss)
  on investments                (0.07)           0.03              0.01               0.14
                              -------         -------           -------            -------
 ..................................................................................................
 Total from investment
  operations                     0.50            0.49              0.62               0.60
                              -------         -------           -------            -------
 ..................................................................................................
 LESS DISTRIBUTIONS FROM
 ..................................................................................................
 Net investment income          (0.56)          (0.42)            (0.53)             (0.42)
 ..................................................................................................
 In excess of net
  investment income             (0.01)          (0.01)                0              (0.01)
 ..................................................................................................
 Tax basis return of
  capital                           0               0             (0.03)                 0
                              -------         -------           -------            -------
 ..................................................................................................
 Total distributions            (0.57)          (0.43)            (0.56)             (0.43)
                              -------         -------           -------            -------
 ..................................................................................................
 NET ASSET VALUE END OF
  PERIOD                      $  9.73         $  9.80           $  9.74            $  9.68
                              -------         -------           -------            -------
 ..................................................................................................
 TOTAL RETURN (a)                5.24%           5.12%             6.56%              6.36%
 ..................................................................................................
 RATIOS/SUPPLEMENTAL DATA
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                        0.87%           0.92%(b)          0.91%              0.86%(b)
 ..................................................................................................
 Expenses excluding
  indirectly paid
  expenses                       0.87%           0.90%(b)          0.90%              0.82%(b)
 ..................................................................................................
 Expenses excluding
  waivers and
  reimbursements                 1.29%           1.47%(b)          1.33%              1.27%(b)
 ..................................................................................................
 Net investment income           5.77%           6.24%(b)          6.31%              6.37%(b)
 ..................................................................................................
 PORTFOLIO TURNOVER RATE           88%             52%               74%                67%
 ..................................................................................................
 NET ASSETS END OF PERIOD
  (THOUSANDS)                 $18,022         $15,751           $22,684            $19,293
 ..................................................................................................

(a) Excluding applicable sales charges.
(b) Annualized.
(c) Calculation based on average shares outstanding.
(d) The Fund changed its fiscal year end from September 30 to June 30.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                     Capital Preservation and Income Fund

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                                                                                                               July 1, 1991
                                                                                                             (Commencement of
                                            Nine Months            Year Ended September 30,                 Class Operations)
                            Year Ended         Ended       -----------------------------------------------       through
                           June 30, 1998 June 30, 1997 (d)  1996       1995     1994      1993      1992    September 30, 1991
-------------------------------------------------------------------------------------------------------------------------------
 CLASS B SHARES
-------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE
  BEGINNING OF PERIOD         $  9.81         $  9.75      $  9.68    $  9.62  $  9.91  $   9.88  $  10.06       $ 10.00
                              -------         -------      -------    -------  -------  --------  --------       -------
 ...............................................................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 ...............................................................................................................................
 Net investment income           0.49            0.39        0.55 (c)    0.52     0.47      0.45      0.58          0.18
 ...............................................................................................................................
 Net realized and
  unrealized gain (loss)
  on investments                (0.07)           0.04         0.01       0.03    (0.41)    (0.05)    (0.21)         0.06
                              -------         -------      -------    -------  -------  --------  --------       -------
 ...............................................................................................................................
 Total from investment
  operations                     0.42            0.43         0.56       0.55     0.06      0.40      0.37          0.24
                              -------         -------      -------    -------  -------  --------  --------       -------
 ...............................................................................................................................
 LESS DISTRIBUTIONS FROM
 ...............................................................................................................................
 Net investment income          (0.48)          (0.36)       (0.46)     (0.48)   (0.34)    (0.37)    (0.55)        (0.18)
 ...............................................................................................................................
 In excess of net
  investment income             (0.01)          (0.01)           0      (0.01)   (0.01)        0         0             0
 ...............................................................................................................................
 Tax basis return of
  capital                           0               0        (0.03)         0        0         0         0             0
                              -------         -------      -------    -------  -------  --------  --------       -------
 ...............................................................................................................................
 Total distributions            (0.49)          (0.37)       (0.49)     (0.49)   (0.35)    (0.37)    (0.55)        (0.18)
                              -------         -------      -------    -------  -------  --------  --------       -------
 ...............................................................................................................................
 NET ASSET VALUE END OF
  PERIOD                      $  9.74         $  9.81      $  9.75    $  9.68  $  9.62  $   9.91  $   9.88       $ 10.06
                              -------         -------      -------    -------  -------  --------  --------       -------
 ...............................................................................................................................
 TOTAL RETURN (a)                4.42%           4.53%        5.90%      5.81%    0.58%     4.16%     3.71%         2.43%
 ...............................................................................................................................
 RATIOS/SUPPLEMENTAL DATA
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                        1.65%           1.67% (b)    1.63%      1.53%    1.50%     1.50%     1.36%         1.19% (b)
 ...............................................................................................................................
 Expenses excluding
  indirectly paid
  expenses                       1.65%           1.65% (b)    1.62%      1.50%     --        --        --            --
 ...............................................................................................................................
 Expenses excluding
  waivers and
  reimbursements                 2.10%           2.23% (b)    2.09%      2.09%    1.93%     1.94%     2.03%         3.19% (b)
 ...............................................................................................................................
 Net investment income           5.07%           5.52% (b)    5.63%      5.46%    4.05%     4.44%     5.50%         6.42% (b)
 ...............................................................................................................................
 PORTFOLIO TURNOVER RATE           88%             52%          74%        67%      34%       60%       41%            2%
 ...............................................................................................................................
 NET ASSETS END OF PERIOD
  (THOUSANDS)                 $26,056         $32,694      $44,096    $62,998  $95,761  $144,725  $186,742       $25,769
 ...............................................................................................................................

(a) Excluding applicable sales charges.
(b) Annualized.
(c) Calculation based on average shares outstanding.
(d) The Fund changed its fiscal year end from September 30 to June 30.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                     Capital Preservation and Income Fund

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                                                                                     February 1, 1993
                                                          Year Ended September       (Commencement of
                                           Nine Months            30,               Class Operations)
                            Year Ended        Ended       ------------------------       through
                           June 30, 1998 June 30, 1997(d)  1996      1995    1994   September 30, 1993
-------------------------------------------------------------------------------------------------------
 CLASS C SHARES
-------------------------------------------------------------------------------------------------------
 NET ASSET VALUE
  BEGINNING OF PERIOD         $ 9.80          $ 9.74      $ 9.67    $ 9.60  $ 9.90        $ 9.82
                              ------          ------      ------    ------  ------        ------
 .......................................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 .......................................................................................................
 Net investment income          0.49            0.40        0.54(c)   0.52    0.40          0.23
 .......................................................................................................
 Net realized and
  unrealized gain (loss)
  on investments               (0.06)           0.03        0.02      0.04   (0.35)         0.09
                              ------          ------      ------    ------  ------        ------
 .......................................................................................................
 Total from investment
  operations                    0.43            0.43        0.56      0.56    0.05          0.32
                              ------          ------      ------    ------  ------        ------
 .......................................................................................................
 LESS DISTRIBUTIONS FROM
 .......................................................................................................
 Net investment income         (0.48)          (0.36)      (0.46)    (0.48)  (0.34)        (0.24)
 .......................................................................................................
 In excess of net
  investment income            (0.01)          (0.01)          0     (0.01)  (0.01)            0
 .......................................................................................................
 Tax basis return of
  capital                          0               0       (0.03)        0       0             0
                              ------          ------      ------    ------  ------        ------
 .......................................................................................................
 Total distributions           (0.49)          (0.37)      (0.49)    (0.49)  (0.35)        (0.24)
                              ------          ------      ------    ------  ------        ------
 .......................................................................................................
 NET ASSET VALUE END OF
  PERIOD                      $ 9.74          $ 9.80      $ 9.74    $ 9.67  $ 9.60        $ 9.90
                              ------          ------      ------    ------  ------        ------
 .......................................................................................................
 TOTAL RETURN (a)               4.53%           4.53%       5.91%     5.93%   0.48%         3.28%
 .......................................................................................................
 RATIOS/SUPPLEMENTAL DATA
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                       1.65%           1.67%(b)    1.64%     1.53%   1.50%         1.50%(b)
 .......................................................................................................
 Expenses excluding
  indirectly paid
  expenses                      1.65%           1.65%(b)    1.62%     1.50%     --            --
 .......................................................................................................
 Expenses excluding
  waivers and
  reimbursements                2.09%           2.23%(b)    2.09%     2.08%   1.94%         1.67%(b)
 .......................................................................................................
 Net investment income          5.05%           5.53%(b)    5.60%     5.51%   4.08%         2.91%(b)
 .......................................................................................................
 PORTFOLIO TURNOVER RATE          88%             52%         74%       67%     34%           60%
 .......................................................................................................
 NET ASSETS END OF PERIOD
  (THOUSANDS)                 $3,972          $4,105      $4,152    $2,755  $2,874        $2,077
 .......................................................................................................

(a) Excluding applicable sales charges.
(b) Annualized.
(c) Calculation based on average shares outstanding.
(d) The Fund changed its fiscal year end from September 30 to June 30.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Intermediate Term Bond Fund

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                                            Eleven Months     Year Ended July 31,
                            Year Ended          Ended       -------------------------
                           June 30, 1998  June 30, 1997 (d)  1996     1995     1994
-----------------------------------------------------------------------------------------
 CLASS A SHARES
-----------------------------------------------------------------------------------------
 NET ASSET VALUE
  BEGINNING OF PERIOD        $   8.93          $  8.73      $  8.88  $  8.84  $  9.46
                             --------          -------      -------  -------  -------
 .........................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 .........................................................................................
 Net investment income           0.57(c)          0.54         0.59     0.63     0.57(c)
 .........................................................................................
 Net realized and
  unrealized gain (loss)
  on investments, closed
  futures contracts and
  foreign currency
  related transactions           0.20             0.18        (0.16)    0.02    (0.59)
                             --------          -------      -------  -------  -------
 .........................................................................................
 Total from investment
  operations                     0.77             0.72         0.43     0.65    (0.02)
                             --------          -------      -------  -------  -------
 .........................................................................................
 LESS DISTRIBUTIONS FROM
 .........................................................................................
 Net investment income          (0.61)           (0.52)       (0.58)   (0.57)   (0.57)
 .........................................................................................
 In excess of net
  investment income             (0.01)               0            0    (0.04)   (0.02)
 .........................................................................................
 Tax basis return of
  capital                           0                0            0        0    (0.01)
                             --------          -------      -------  -------  -------
 .........................................................................................
 Total distributions            (0.62)           (0.52)       (0.58)   (0.61)   (0.60)
                             --------          -------      -------  -------  -------
 .........................................................................................
 NET ASSET VALUE END OF
  PERIOD                     $   9.08          $  8.93      $  8.73  $  8.88  $  8.84
                             --------          -------      -------  -------  -------
 .........................................................................................
 TOTAL RETURN (a)                8.82%            8.40%        4.95%    7.76%   (0.29%)
 .........................................................................................
 RATIOS/SUPPLEMENTAL DATA
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                        1.11%            1.12%(b)     1.10%    1.00%    1.00%
 .........................................................................................
 Expenses excluding
  indirectly paid
  expenses                       1.10%            1.10%(b)     1.08%      --       --
 .........................................................................................
 Expenses excluding
  waivers and
  reimbursements                 1.44%            1.58%(b)     1.54%    1.48%    1.80%
 .........................................................................................
 Net investment income           6.00%            6.43%(b)     6.57%    7.13%    6.81%
 .........................................................................................
 PORTFOLIO TURNOVER RATE          331%             179%         231%     149%     280%
 .........................................................................................
 NET ASSETS END OF PERIOD
  (THOUSANDS)                $123,723          $10,341      $12,958  $14,558  $16,036
 .........................................................................................

                                         Year Ended July 31,
                           ----------------------------------------------------
                            1993     1992     1991     1990     1989     1988
---------------------------------------------------------------------------------
 CLASS A SHARES
---------------------------------------------------------------------------------
 NET ASSET VALUE
  BEGINNING OF PERIOD      $  9.23  $  8.64  $  8.60  $  9.11  $  9.05  $  9.61
                           -------  -------  -------  -------  -------  -------
 .................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 .................................................................................
 Net investment income        0.70     0.71     0.72     0.67     0.69     0.72
 .................................................................................
 Net realized and
  unrealized gain (loss)
  on investments, closed
  futures contracts and
  foreign currency
  related transactions        0.18     0.60     0.05    (0.45)    0.10    (0.45)
                           -------  -------  -------  -------  -------  -------
 .................................................................................
 Total from investment
  operations                  0.88     1.31     0.77     0.22     0.79     0.27
                           -------  -------  -------  -------  -------  -------
 .................................................................................
 LESS DISTRIBUTIONS FROM
 .................................................................................
 Net investment income       (0.65)   (0.71)   (0.72)   (0.70)   (0.73)   (0.83)
 .................................................................................
 In excess of net
  investment income              0    (0.01)   (0.01)   (0.03)       0        0
 ..................................................................................
 Tax basis return of
  capital                        0        0        0        0        0        0
                           -------  -------  -------  -------  -------  -------
 .................................................................................
 Total distributions         (0.65)   (0.72)   (0.73)   (0.73)   (0.73)   (0.83)
                           -------  -------  -------  -------  -------  -------
 .................................................................................
 NET ASSET VALUE END OF
  PERIOD                   $  9.46  $  9.23  $  8.64  $  8.60  $  9.11  $  9.05
                           -------  -------  -------  -------  -------  -------
 .................................................................................
 TOTAL RETURN (a)             9.88%   15.65%    9.42%    2.71%    9.13%    2.95%
 .................................................................................
 RATIOS/SUPPLEMENTAL DATA
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                     1.52%    1.88%    2.00%    2.00%    1.92%    1.30%
 .................................................................................
 Expenses excluding
  indirectly paid
  expenses                      --       --       --       --       --       --
 .................................................................................
 Expenses excluding
  waivers and
  reimbursements              1.99%    1.88%    2.06%    2.33%    2.19%    2.65%
 .................................................................................
 Net investment income        7.48%    7.85%    8.42%    7.90%    7.88%    7.48%
 .................................................................................
 PORTFOLIO TURNOVER RATE       160%      90%      76%     107%     148%     208%
 .................................................................................
 NET ASSETS END OF PERIOD
  (THOUSANDS)              $18,032  $19,288  $20,227  $23,694  $30,337  $38,615
 .................................................................................

(a) Excluding applicable sales charges.
(b) Annualized.
(c) Calculation based on average shares outstanding.
(d) The Fund changed its fiscal year end from July 31 to June 30.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Intermediate Term Bond Fund

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                                                                                        February 1, 1993
                                                                                        (Date of Initial
                                           Eleven Months     Year Ended July 31,        Public Offering)
                            Year Ended         Ended       -------------------------        through
                           June 30, 1998 June 30, 1997 (d)  1996     1995     1994       July 31, 1993
----------------------------------------------------------------------------------------------------------
 CLASS B SHARES
----------------------------------------------------------------------------------------------------------
 NET ASSET VALUE
  BEGINNING OF PERIOD         $  8.95         $  8.74      $  8.89  $  8.85  $  9.47         $ 9.35
                              -------         -------      -------  -------  -------         ------
 ..........................................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 ..........................................................................................................
 Net investment income           0.48(c)         0.47         0.52     0.56     0.49(c)        0.29
 ..........................................................................................................
 Net realized and
  unrealized gain (loss)
  on investments, closed
  futures contracts and
  foreign currency
  related transactions           0.21            0.20        (0.16)    0.02    (0.58)          0.12
                              -------         -------      -------  -------  -------         ------
 ..........................................................................................................
 Total from investment
  operations                     0.69            0.67         0.36     0.58    (0.09)          0.41
                              -------         -------      -------  -------  -------         ------
 ..........................................................................................................
 LESS DISTRIBUTIONS FROM
 ..........................................................................................................
 Net investment income          (0.54)          (0.46)       (0.51)   (0.51)   (0.49)         (0.29)
 ..........................................................................................................
 In excess of net
  investment income             (0.01)              0            0    (0.03)   (0.03)             0
 ..........................................................................................................
 Tax basis return of
  capital                           0               0            0        0    (0.01)             0
                              -------         -------      -------  -------  -------         ------
 ..........................................................................................................
 Total distributions            (0.55)          (0.46)       (0.51)   (0.54)   (0.53)         (0.29)
                              -------         -------      -------  -------  -------         ------
 ..........................................................................................................
 NET ASSET VALUE END OF
  PERIOD                      $  9.09         $  8.95      $  8.74  $  8.89  $  8.85         $ 9.47
                              -------         -------      -------  -------  -------         ------
 ..........................................................................................................
 TOTAL RETURN (a)                7.89%           7.81%        4.10%    6.87%   (1.05%)         4.42%
 ..........................................................................................................
 RATIOS/SUPPLEMENTAL DATA
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                        1.86%           1.87%(b)     1.85%    1.75%    1.75%          1.76%(b)
 ..........................................................................................................
 Expenses excluding
  indirectly paid
  expenses                       1.85%           1.85%(b)     1.83%      --       --             --
 ..........................................................................................................
 Expenses excluding
  waivers and
  reimbursements                 2.22%           2.35%(b)     2.32%    2.21%    2.36%          2.71%(b)
 ..........................................................................................................
 Net investment income           5.28%           5.68%(b)     5.82%    6.38%    5.48%          5.67%(b)
 ..........................................................................................................
 PORTFOLIO TURNOVER RATE          331%            179%         231%     149%     280%           160%
 ..........................................................................................................
 NET ASSETS END OF PERIOD
  (THOUSANDS)                 $10,763         $11,368      $16,034  $17,985  $17,819         $8,159
 ..........................................................................................................

                                                                                       February 1, 1993
                                                                                       (Date of Initial
                                           Eleven Months    Year Ended July 31,        Public Offering)
                            Year Ended         Ended       ------------------------        through
                           June 30, 1998 June 30, 1997 (d)  1996    1995     1994       July 31, 1993
--------------------------------------------------------------------------------------------------------
 CLASS C SHARES
--------------------------------------------------------------------------------------------------------
 NET ASSET VALUE
  BEGINNING OF PERIOD         $ 8.94          $ 8.74       $ 8.89  $  8.85  $  9.46         $ 9.35
                              ------          ------       ------  -------  -------         ------
 .........................................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 .........................................................................................................
 Net investment income          0.49(c)         0.46         0.52     0.55     0.49(c)        0.29
 .........................................................................................................
 Net realized and
  unrealized gain (loss)
  on investments, closed
  futures contracts and
  foreign currency
  related transactions          0.21            0.20        (0.16)    0.03    (0.57)          0.11
                              ------          ------       ------  -------  -------         ------
 .........................................................................................................
 Total from investment
  operations                    0.70            0.66         0.36     0.58    (0.08)          0.40
                              ------          ------       ------  -------  -------         ------
 .........................................................................................................
 LESS DISTRIBUTIONS FROM
 .........................................................................................................
 Net investment income         (0.54)          (0.46)       (0.51)   (0.51)   (0.49)         (0.29)
 .........................................................................................................
 In excess of net
  investment income            (0.01)              0            0    (0.03)   (0.03)             0
 .........................................................................................................
 Tax basis return of
  capital                          0               0            0        0    (0.01)             0
                              ------          ------       ------  -------  -------         ------
 .........................................................................................................
 Total distributions           (0.55)          (0.46)       (0.51)   (0.54)   (0.53)         (0.29)
                              ------          ------       ------  -------  -------         ------
 .........................................................................................................
 NET ASSET VALUE END OF
  PERIOD                      $ 9.09          $ 8.94       $ 8.74  $  8.89  $  8.85         $ 9.46
                              ------          ------       ------  -------  -------         ------
 .........................................................................................................
 TOTAL RETURN (a)               8.01%           7.70%        4.10%    6.87%   (0.95%)         4.31%
 .........................................................................................................
 RATIOS/SUPPLEMENTAL DATA
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                       1.86%           1.87%(b)     1.85%    1.75%    1.75%          1.77%(b)
 .........................................................................................................
 Expenses excluding
  indirectly paid
  expenses                      1.85%           1.85%(b)     1.83%      --       --             --
 .........................................................................................................
 Expenses excluding
  waivers and
  reimbursements                2.21%           2.35%(b)     2.31%    2.23%    2.37%          2.61%(b)
 .........................................................................................................
 Net investment income          5.26%           5.68%(b)     5.82%    6.37%    5.44%          5.61%(b)
 .........................................................................................................
 PORTFOLIO TURNOVER RATE         331%            179%         231%     149%     280%           160%
 .........................................................................................................
 NET ASSETS END OF PERIOD
  (THOUSANDS)                 $5,439          $7,259       $9,084  $10,185  $13,086         $7,522
 .........................................................................................................

(a) Excluding applicable sales charges.
(b) Annualized
(c) Calculation based on average shares outstanding.
(d) The Fund changed its fiscal year end from July 31 to June 30.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Intermediate Term Bond Fund

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout the period)

                                                           January 26, 1998
                                                            (Commencement
                                                         of Class Operations)
                                                               through
                                                            June 30, 1998
-----------------------------------------------------------------------------
 CLASS Y SHARES
-----------------------------------------------------------------------------
 NET ASSET VALUE BEGINNING OF PERIOD                           $  9.09
                                                               -------
 .............................................................................
 INCOME FROM INVESTMENT OPERATIONS
 .............................................................................
 Net investment income                                            0.24(b)
 .............................................................................
 Net realized and unrealized gain (loss) on investments
  and foreign currency related transactions                      (0.01)
                                                               -------
 .............................................................................
 Total from investment operations                                 0.23
                                                               -------
 .............................................................................
 LESS DISTRIBUTIONS FROM
 .............................................................................
 Net investment income                                           (0.24)
 .............................................................................
 In excess of net investment income                                  0(c)
 .............................................................................
 Total distributions                                             (0.24)
                                                               -------
 .............................................................................
 NET ASSET VALUE END OF PERIOD                                 $  9.08
                                                               -------
 .............................................................................
 TOTAL RETURN                                                     2.58%
 .............................................................................
 RATIOS/SUPPLEMENTAL DATA
 RATIOS TO AVERAGE NET ASSETS
 Expenses                                                         0.86%(a)
 .............................................................................
 Expenses excluding indirectly paid expenses                      0.85%(a)
 .............................................................................
 Expenses excluding waivers and reimbursements                    1.10%(a)
 .............................................................................
 Net investment income                                            6.23%(a)
 .............................................................................
 PORTFOLIO TURNOVER RATE                                           331%
 .............................................................................
 NET ASSETS END OF PERIOD (THOUSANDS)                          $63,721
 .............................................................................

(a) Annualized
(b) Calculation based on average shares outstanding.
(c) Represents an amount less than $0.01 per share.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                 Intermediate Term Government Securities Fund

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                                                                       May 2, 1995
                                                                      (Commencement
                           Year Ended June 30,       Ten Months    of Class Operations)
                           ---------------------       Ended             through
                              1998       1997     June 30,1996 (c)   August 31, 1995
---------------------------------------------------------------------------------------
 CLASS A SHARES
---------------------------------------------------------------------------------------
 NET ASSET VALUE
  BEGINNING OF YEAR        $    10.02  $    9.99       $10.15             $ 9.95
                           ----------  ---------       ------             ------
 .......................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income           0.55       0.55         0.46               0.19
 .......................................................................................
 Net realized and
  unrealized gain (loss)
  on investments                 0.19       0.03        (0.16)              0.20
                           ----------  ---------       ------             ------
 .......................................................................................
 Total from investment
  operations                     0.74       0.58         0.30               0.39
                           ----------  ---------       ------             ------
 .......................................................................................
 LESS DISTRIBUTIONS FROM
  NET INVESTMENT INCOME         (0.55)     (0.55)       (0.46)             (0.19)
                           ----------  ---------       ------             ------
 .......................................................................................
 NET ASSET VALUE END OF
  YEAR                     $    10.21  $   10.02       $ 9.99             $10.15
                           ----------  ---------       ------             ------
 .......................................................................................
 TOTAL RETURN (a)                7.55%      6.00%        3.00%              3.90%
 .......................................................................................
 RATIOS/SUPPLEMENTAL DATA
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                        0.83%      0.86%        0.81%(b)           0.80%(b)
 .......................................................................................
 Expenses excluding
  indirectly paid
  expenses                       0.83%      0.86%          --                 --
 .......................................................................................
 Expenses excluding
  waivers and
  reimbursements                 1.02%      0.94%        1.06%(b)           1.34%(b)
 .......................................................................................
 Net investment income           5.39%      5.47%        5.49%(b)           5.42%(b)
 .......................................................................................
 PORTFOLIO TURNOVER RATE           45%        68%          28%                45%
 .......................................................................................
 NET ASSETS END OF YEAR
  (THOUSANDS)              $   81,034  $     571       $  497             $    9
 .......................................................................................

                                                              February 9, 1996
                                                               (Commencement
                                      Year Ended June 30,   of Class Operations)
                                      --------------------        through
                                        1998       1997        June 30, 1996
---------------------------------------------------------------------------------
 CLASS B SHARES
---------------------------------------------------------------------------------
 NET ASSET VALUE BEGINNING OF YEAR    $   10.02  $    9.99         $10.38
                                      ---------  ---------         ------
 .................................................................................
 INCOME FROM INVESTMENT OPERATIONS
 .................................................................................
 Net investment income                     0.46       0.45           0.18
 .................................................................................
 Net realized and unrealized gain
  (loss) on investments                    0.19       0.04          (0.39)
                                      ---------  ---------         ------
 .................................................................................
 Total from investment operations          0.65       0.49          (0.21)
                                      ---------  ---------         ------
 .................................................................................
 LESS DISTRIBUTIONS FROM NET
  INVESTMENT INCOME                       (0.46)     (0.46)         (0.18)
                                      ---------  ---------         ------
 .................................................................................
 NET ASSET VALUE END OF YEAR          $   10.21  $   10.02         $ 9.99
                                      ---------  ---------         ------
 .................................................................................
 TOTAL RETURN (a)                          6.57%      5.03%         (1.99)%
 .................................................................................
 RATIOS/SUPPLEMENTAL DATA
 RATIOS TO AVERAGE NET ASSETS
 Expenses                                  1.82%      1.81%          1.80%(b)
 .................................................................................
 Expenses excluding indirectly paid
  expenses                                 1.82%      1.81%            --
 .................................................................................
 Expenses excluding waivers and
  reimbursements                           1.82%      1.89%          1.91%(b)
 .................................................................................
 Net investment income                     4.49%      4.53%          4.62%(b)
 .................................................................................
 PORTFOLIO TURNOVER RATE                     45%        68%            28%
 .................................................................................
 NET ASSETS END OF YEAR (THOUSANDS)   $   1,052  $     742         $  359
 .................................................................................

(a) Excluding applicable sales charges.
(b) Annualized.
(c) The Fund changed its fiscal year end from August 31 to June 30.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                 Intermediate Term Government Securities Fund

                              FINANCIAL HIGHLIGHTS
                 (For a share outstanding throughout each year)

                                                              April 10, 1996
                                                              (Commencement
                                   Year Ended June 30,     of Class Operations)
                                   ----------------------        through
                                     1998         1997        June 30, 1996
--------------------------------------------------------------------------------
 CLASS C SHARES
--------------------------------------------------------------------------------
 NET ASSET VALUE BEGINNING OF
  YEAR                             $   10.02    $    9.99         $10.01
                                   ---------    ---------         ------
 ................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 ................................................................................
 Net investment income                  0.45(c)      0.40           0.11
 ................................................................................
 Net realized and unrealized gain
  (loss) on investments                 0.20         0.09          (0.02)
                                   ---------    ---------         ------
 ................................................................................
 Total from investment operations       0.65         0.49           0.09
                                   ---------    ---------         ------
 ................................................................................
 LESS DISTRIBUTIONS FROM NET
  INVESTMENT INCOME                    (0.46)       (0.46)         (0.11)
                                   ---------    ---------         ------
 ................................................................................
 NET ASSET VALUE END OF YEAR       $   10.21    $   10.02         $ 9.99
                                   ---------    ---------         ------
 ................................................................................
 TOTAL RETURN (a)                       6.57%        5.03%          0.89%
 ................................................................................
 RATIOS/SUPPLEMENTAL DATA
 RATIOS TO AVERAGE NET ASSETS
 Expenses                               1.83%        1.81%          1.80%(b)
 ................................................................................
 Expenses excluding indirectly
  paid expenses                         1.83%        1.81%            --
 ................................................................................
 Expenses excluding waivers and
  reimbursements                        1.83%        1.90%          1.91%(b)
 ................................................................................
 Net investment income                  4.54%        4.53%          4.47%(b)
 ................................................................................
 PORTFOLIO TURNOVER RATE                  45%          68%            28%
 ................................................................................
 NET ASSETS END OF YEAR
  (THOUSANDS)                           $126          $12            $32
 ................................................................................

(a) Excluding applicable sales charges.
(b) Annualized.
(c) Calculation based on average shares outstanding.

                                                                                                    November 1, 1991
                                                                                                     (Commencement
                           Year Ended June 30,      Ten Months       Year Ended August 31,        of Class Operations)
                           --------------------        Ended       -----------------------------        through
                             1998       1997     June 30, 1996 (b)   1995      1994       1993      August 31, 1992
-----------------------------------------------------------------------------------------------------------------------
 CLASS Y SHARES
-----------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE
  BEGINNING OF YEAR        $   10.02  $    9.99       $ 10.15      $   9.92  $  10.61   $  10.41        $ 10.00
                           ---------  ---------       -------      --------  --------   --------        -------
 .......................................................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 .......................................................................................................................
 Net investment income          0.56       0.56          0.46          0.55      0.54       0.57           0.48
 .......................................................................................................................
 Net realized and
  unrealized gain (loss)
  on investments                0.19       0.03         (0.16)         0.23     (0.64)      0.24           0.40
                           ---------  ---------       -------      --------  --------   --------        -------
 .......................................................................................................................
 Total from investment
  operations                    0.75       0.59          0.30          0.78     (0.10)      0.81           0.88
                           ---------  ---------       -------      --------  --------   --------        -------
 .......................................................................................................................
 LESS DISTRIBUTIONS FROM
 .......................................................................................................................
 Net investment income         (0.56)     (0.56)        (0.46)        (0.55)    (0.54)     (0.58)         (0.47)
 .......................................................................................................................
 Net realized gains on
  investments                      0          0             0             0     (0.05)     (0.03)             0
                           ---------  ---------       -------      --------  --------   --------        -------
 .......................................................................................................................
 Total distributions           (0.56)     (0.56)        (0.46)        (0.55)    (0.59)     (0.61)         (0.47)
                           ---------  ---------       -------      --------  --------   --------        -------
 .......................................................................................................................
 NET ASSET VALUE END OF
  YEAR                     $   10.21  $   10.02       $  9.99      $  10.15  $   9.92   $  10.61        $ 10.41
                           ---------  ---------       -------      --------  --------   --------        -------
 .......................................................................................................................
 TOTAL RETURN                   7.63%      6.08%         3.00%         8.16%    (0.99%)     8.03%          9.04%
 .......................................................................................................................
 RATIOS/SUPPLEMENTAL DATA
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                       0.82%      0.81%         0.80%(a)      0.70%     0.55%      0.55%          0.55%(a)
 .......................................................................................................................
  Expenses excluding
   indirectly paid
   expenses                     0.82%      0.81%           --            --        --         --             --
 .......................................................................................................................
  Expenses excluding
   waivers and
   reimbursements               0.82%      0.89%         0.87%(a)      0.84%     0.82%      0.83%          0.86%(a)
 .......................................................................................................................
  Net investment income         5.47%      5.52%         5.47%(a)      5.54%     5.22%      5.48%          5.68%(a)
 .......................................................................................................................
 PORTFOLIO TURNOVER RATE          45%        68%           28%           45%       45%        31%            47%
 .......................................................................................................................
 NET ASSETS END OF YEAR
  (THOUSANDS)              $  99,729  $  71,588       $87,004      $106,066  $106,448   $119,172        $87,648
 .......................................................................................................................

(a) Annualized.
(b) The Fund changed its fiscal year end from August 31 to June 30.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         Short Intermediate Bond Fund

                              FINANCIAL HIGHLIGHTS
                 (For a share outstanding throughout each year)

                             Year Ended June 30,         Six Months     Year Ended December 31,
                           -------------------------        Ended       ---------------------------
                            1998     1997     1996    June 30, 1995 (c)    1994            1993
----------------------------------------------------------------------------------------------------
 CLASS A SHARES
----------------------------------------------------------------------------------------------------
 NET ASSET VALUE
  BEGINNING OF YEAR        $  9.83  $  9.82  $ 10.02       $  9.52      $     10.42     $     10.41
                           -------  -------  -------       -------      -----------     -----------
 ....................................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 ....................................................................................................
 Net investment income        0.61     0.63     0.63          0.32             0.65            0.65
 ....................................................................................................
 Net realized and
  unrealized gain (loss)
  on investments              0.07     0.02    (0.19)         0.50            (0.91)           0.19
                           -------  -------  -------       -------      -----------     -----------
 ....................................................................................................
 Total from investment
  operations                  0.68     0.65     0.44          0.82            (0.26)           0.84
                           -------  -------  -------       -------      -----------     -----------
 ....................................................................................................
 LESS DISTRIBUTIONS FROM
 ....................................................................................................
 Net investment income       (0.61)   (0.64)   (0.64)        (0.32)           (0.64)          (0.65)
 ....................................................................................................
 In excess of net
  investment income              0        0        0             0                0               0
 ....................................................................................................
 Net realized gains on
  investments                    0        0        0             0                0           (0.18)
                           -------  -------  -------       -------      -----------     -----------
 ....................................................................................................
 Total distributions         (0.61)   (0.64)   (0.64)        (0.32)           (0.64)          (0.83)
                           -------  -------  -------       -------      -----------     -----------
 ....................................................................................................
 NET ASSET VALUE END OF
  YEAR                     $  9.90  $  9.83  $  9.82       $ 10.02      $      9.52     $     10.42
                           -------  -------  -------       -------      -----------     -----------
 ....................................................................................................
 TOTAL RETURN (a)             7.08%    6.77%    4.45%         8.77%           (2.57)%          8.29%
 ....................................................................................................
 RATIOS/SUPPLEMENTAL DATA
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                     0.80%    0.72%    0.79%         0.77%(b)         0.75%(b)        0.93%
 ....................................................................................................
 Expenses excluding
  indirectly paid
  expenses                    0.80%    0.72%      --            --               --              --
 ....................................................................................................
 Expenses excluding
  waivers and
  reimbursements              0.80%      --       --            --               --              --
 ....................................................................................................
 Net investment income        6.14%    6.37%    6.35%         6.58%(b)         6.46%(b)        6.15%
 ....................................................................................................
 PORTFOLIO TURNOVER RATE        68%      45%      76%           34%              48%             73%
 ....................................................................................................
 NET ASSETS END OF YEAR
  (THOUSANDS)              $16,848  $17,703  $18,630       $18,898      $    19,127     $    22,865
 ....................................................................................................

                                                                                          January 28, 1989
                                                                                          (Commencement of
                           Year Ended December 31,        Nine Months           Year      Class Operations)
                           ------------------------          Ended             Ended           through
                              1992         1991      December 31, 1990 (d) March 31, 1990  March 31, 1989
-----------------------------------------------------------------------------------------------------------
 CLASS A SHARES
-----------------------------------------------------------------------------------------------------------
 NET ASSET VALUE
  BEGINNING OF YEAR        $     10.54  $      9.99         $  9.72            $ 9.50          $  9.70
                           -----------  -----------         -------            ------          -------
 ...........................................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 ...........................................................................................................
 Net investment income            0.71         0.73            0.55              0.79             0.10
 ...........................................................................................................
 Net realized and
  unrealized gain (loss)
  on investments                 (0.06)        0.60            0.24              0.20            (0.14)
                           -----------  -----------         -------            ------          -------
 ...........................................................................................................
 Total from investment
  operations                      0.65         1.33            0.79              0.99            (0.04)
                           -----------  -----------         -------            ------          -------
 ...........................................................................................................
 LESS DISTRIBUTIONS FROM
 ...........................................................................................................
 Net investment income           (0.67)       (0.70)          (0.52)            (0.77)           (0.16)
 ...........................................................................................................
 In excess of net
  investment income                  0        (0.01)              0                 0                0
 ...........................................................................................................
 Net realized gains on
  investments                    (0.11)       (0.07)              0                 0                0
                           -----------  -----------         -------            ------          -------
 ...........................................................................................................
 Total distributions             (0.78)       (0.78)          (0.52)            (0.77)           (0.16)
                           -----------  -----------         -------            ------          -------
 ...........................................................................................................
 NET ASSET VALUE END OF
  YEAR                     $     10.41  $     10.54         $  9.99            $ 9.72          $  9.50
                           -----------  -----------         -------            ------          -------
 ...........................................................................................................
 TOTAL RETURN (a)                 6.39%       13.74%           8.31%            10.51%           (0.31)%
 ...........................................................................................................
 RATIOS/SUPPLEMENTAL DATA
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                         0.90%        0.80%           1.01%(b)          1.00%            1.78%(b)
 ...........................................................................................................
 Expenses excluding
  indirectly paid
  expenses                          --           --              --                --               --
 ...........................................................................................................
 Expenses excluding
  waivers and
  reimbursements                    --         0.89%           1.82%(b)          1.50%              --
 ...........................................................................................................
 Net investment income            6.79%        7.30%           7.53%(b)          7.57%            6.10%(b)
 ...........................................................................................................
 PORTFOLIO TURNOVER RATE            66%          53%             27%               32%              18%
 ...........................................................................................................
 NET ASSETS END OF YEAR
  (THOUSANDS)              $    21,488  $    17,680         $11,765            $6,496          $11,580
 ...........................................................................................................

(a) Excluding applicable sales charges.
(b) Annualized.
(c) The Fund changes its fiscal year end from December 31 to June 30.
(d) The Fund changes its fiscal year end from March 31 to December 31.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         Short Intermediate Bond Fund

                              FINANCIAL HIGHLIGHTS
                 (For a share outstanding throughout each year)

                                                                                            January 25, 1993
                                                                                             (Commencement
                             Year Ended June 30,         Six Months                       of Class Operations)
                           -------------------------        Ended          Year Ended           through
                            1998     1997     1996    June 30, 1995 (c) December 31, 1994  December 31, 1993
-------------------------------------------------------------------------------------------------------------
 CLASS B SHARES
-------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE
  BEGINNING OF YEAR        $  9.85  $  9.84  $ 10.04       $  9.54           $ 10.44             $10.57
                           -------  -------  -------       -------           -------             ------
 .............................................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 .............................................................................................................
 Net investment income        0.52     0.54     0.55          0.28              0.58               0.58
 .............................................................................................................
 Net realized and
  unrealized gain (loss)
  on investments              0.07     0.01    (0.19)         0.50             (0.92)              0.05
                           -------  -------  -------       -------           -------             ------
 .............................................................................................................
 Total from investment
  operations                  0.59     0.55     0.36          0.78             (0.34)              0.63
                           -------  -------  -------       -------           -------             ------
 .............................................................................................................
 LESS DISTRIBUTIONS FROM
 .............................................................................................................
 Net investment income       (0.52)   (0.54)   (0.56)        (0.28)            (0.56)             (0.58)
 .............................................................................................................
 Net realized gains on
  investments                    0        0        0             0                 0              (0.18)
                           -------  -------  -------       -------           -------             ------
 .............................................................................................................
 Total distributions         (0.52)   (0.54)   (0.56)        (0.28)            (0.56)             (0.76)
                           -------  -------  -------       -------           -------             ------
 .............................................................................................................
 NET ASSET VALUE END OF
  YEAR                     $  9.92  $  9.85  $  9.84       $ 10.04           $  9.54             $10.44
                           -------  -------  -------       -------           -------             ------
 .............................................................................................................
 TOTAL RETURN (a)             6.11%    5.78%    3.62%         8.31%            (3.33%)             6.08%
 .............................................................................................................
 RATIOS/SUPPLEMENTAL DATA
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                     1.70%    1.62%    1.69%         1.67%(b)          1.50%              1.57%(b)
 .............................................................................................................
 Expenses excluding
  indirectly paid
  expenses                    1.70%    1.62%      --            --                --                 --
 .............................................................................................................
 Net investment income        5.23%    5.48%    5.45%         5.68%(b)          5.75%              5.42%(b)
 .............................................................................................................
 PORTFOLIO TURNOVER RATE        68%      45%      76%           34%               48%                73%
 .............................................................................................................
 NET ASSETS END OF YEAR
  (THOUSANDS)              $22,689  $22,237  $21,006       $17,366           $17,625             $8,876
 .............................................................................................................

                                                                      September 6, 1994
                                                                        (Commencement
                           Year Ended June 30,        Six Months     of Class Operations)
                           ----------------------        Ended             through
                            1998    1997    1996   June 30, 1995 (c)  December 31, 1994
------------------------------------------------------------------------------------------
 CLASS C SHARES
------------------------------------------------------------------------------------------
 NET ASSET VALUE
  BEGINNING OF YEAR        $ 9.85  $ 9.84  $10.05       $ 9.55              $9.85
                           ------  ------  ------       ------              -----
 ..........................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 ..........................................................................................
 Net investment income       0.52    0.54    0.55         0.26               0.18
 ..........................................................................................
 Net realized and
  unrealized gain (loss)
  on investments             0.07    0.01   (0.20)        0.50              (0.30)
                           ------  ------  ------       ------              -----
 ..........................................................................................
 Total from investment
  operations                 0.59    0.55    0.35         0.76              (0.12)
                           ------  ------  ------       ------              -----
 ..........................................................................................
 LESS DISTRIBUTIONS FROM
  NET INVESTMENT INCOME     (0.52)  (0.54)  (0.56)       (0.26)             (0.18)
                           ------  ------  ------       ------              -----
 ..........................................................................................
 NET ASSET VALUE END OF
  YEAR                     $ 9.92  $ 9.85  $ 9.84       $10.05              $9.55
                           ------  ------  ------       ------              -----
 ..........................................................................................
 TOTAL RETURN (a)            6.11%   5.77%   3.51%        8.23%             (1.27%)
 ..........................................................................................
 RATIOS/SUPPLEMENTAL DATA
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                    1.70%   1.62%   1.69%        1.67%(b)           1.65%(b)
 ..........................................................................................
 Expenses excluding
  indirectly paid
  expenses                   1.70%   1.62%     --           --                 --
 ..........................................................................................
 Net investment income       5.25%   5.47%   5.46%        5.69%(b)           5.87%(b)
 ..........................................................................................
 PORTFOLIO TURNOVER RATE       68%     45%     76%          34%                48%
 ..........................................................................................
 NET ASSETS END OF YEAR
  (THOUSANDS)              $1,143  $1,029  $1,155       $  527              $ 512
 ..........................................................................................

(a) Excluding applicable sales charges.
(b) Annualized.
(c) The Fund changed its fiscal year end from December 31 to June 30.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         Short Intermediate Bond Fund

                              FINANCIAL HIGHLIGHTS
                 (For a share outstanding throughout each year)

                                    Year Ended June 30,           Six Months
                                 ----------------------------        Ended
                                   1998      1997      1996    June 30, 1995 (b)
-------------------------------------------------------------------------------
 CLASS Y SHARES
-------------------------------------------------------------------------------
 NET ASSET VALUE BEGINNING OF
  YEAR                           $   9.83  $   9.82  $  10.02      $   9.52
                                 --------  --------  --------      --------
 ...............................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 ...............................................................................
 Net investment income               0.62      0.64      0.64          0.33
 ...............................................................................
 Net realized and unrealized
  gain (loss) on investments         0.07      0.02     (0.19)         0.49
                                 --------  --------  --------      --------
 ...............................................................................
 Total from investment
  operations                         0.69      0.66      0.45          0.82
                                 --------  --------  --------      --------
 ...............................................................................
 LESS DISTRIBUTIONS FROM
 .........................................................................
 Net investment income              (0.62)    (0.65)    (0.65)        (0.32)
 ...............................................................................
 In excess of net investment
  income                                0         0         0             0
 ...............................................................................
 Net realized gains on
  investments                           0         0         0             0
                                 --------  --------  --------      --------
 ...............................................................................
 Total distributions                (0.62)    (0.65)    (0.65)        (0.32)
                                 --------  --------  --------      --------
 ...............................................................................
 NET ASSET VALUE END OF YEAR     $   9.90  $   9.83  $   9.82      $  10.02
                                 --------  --------  --------      --------
 ...............................................................................
 TOTAL RETURN                        7.19%     6.88%     4.63%         8.80%
 ...............................................................................
 RATIOS/SUPPLEMENTAL DATA
 RATIOS TO AVERAGE NET ASSETS
 Expenses                            0.70%     0.62%     0.69%         0.67%(a)
 ...............................................................................
 Expenses excluding indirectly
  paid expenses                      0.70%     0.62%       --            --
 ...............................................................................
 Expenses excluding waivers
  and reimbursements                 0.70%     0.62%     0.69%         0.67%(a)
 ...............................................................................
 Net investment income               6.25%     6.48%     6.45%         6.68%(a)
 ...............................................................................
 PORTFOLIO TURNOVER RATE               68%       45%       76%           34%
 ...............................................................................
 NET ASSETS END OF YEAR
  (THOUSANDS)                    $348,358  $357,706  $352,095      $347,050
 ...............................................................................

                                                              January 4, 1991
                                                               (Commencement
                              Year Ended December 31,       of Class Operations)
                             -----------------------------        through
                               1994       1993      1992     December 31, 1991
-------------------------------------------------------------------------------
 CLASS Y SHARES
-------------------------------------------------------------------------------
 NET ASSET VALUE BEGINNING
  OF YEAR                    $  10.43   $  10.41  $  10.54        $  10.06
                             --------   --------  --------        --------
 ...............................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 ...............................................................................
 Net investment income           0.65       0.69      0.70            0.71
 ...............................................................................
 Net realized and
  unrealized gain (loss)
  on investments                (0.91)      0.19     (0.02)           0.56
                             --------   --------  --------        --------
 ...............................................................................
 Total from investment
  operations                    (0.26)      0.88      0.68            1.27
                             --------   --------  --------        --------
 ...............................................................................
 LESS DISTRIBUTIONS FROM
 ...............................................................................
 Net investment income          (0.65)     (0.68)    (0.70)          (0.71)
 ...............................................................................
 In excess of net
  investment income                 0          0         0           (0.01)
 ...............................................................................
 Net realized gains on
  investments                       0      (0.18)    (0.11)          (0.07)
                             --------   --------  --------        --------
 ...............................................................................
 Total distributions            (0.65)     (0.86)    (0.81)          (0.79)
                             --------   --------  --------        --------
 ...............................................................................
 NET ASSET VALUE END OF
  YEAR                       $   9.52   $  10.43  $  10.41        $  10.54
                             --------   --------  --------        --------
 ...............................................................................
 TOTAL RETURN                   (2.55)%     8.67%     6.64%          13.80%
 ...............................................................................
 RATIOS/SUPPLEMENTAL DATA
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                        0.65%      0.66%     0.69%           0.69%(a)
 ...............................................................................
 Expenses excluding
  indirectly paid expenses         --         --                        --
 ...............................................................................
 Expenses excluding
  waivers and
  reimbursements                 0.65%      0.66%     0.69%           0.69%(a)
 ...............................................................................
 Net investment income           6.56%      6.41%     6.67%           7.12%(a)
 ...............................................................................
 PORTFOLIO TURNOVER RATE           48%        73%       66%             53%
 ...............................................................................
 NET ASSETS END OF YEAR
  (THOUSANDS)                $345,025   $376,445  $324,068        $256,254
 ...............................................................................

(a) Annualized.
(b) The Fund changed its fiscal year end from December 31 to June 30.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                     Capital Preservation and Income Fund

                            SCHEDULE OF INVESTMENTS
                                 June 30, 1998

--------------------------------------------------------------------------------
 Principal
   Amount                                                             Value
--------------------------------------------------------------------------------

 ADJUSTABLE RATE MORTGAGE SECURITIES - 69.2%
            FHLMC - 30.4%
 $  613,120 FHLMC Pool #605343, Cap 13.61%, Margin 2.75%+ WTAL,
             Resets Annually,
             7.77%, 3/1/19......................................   $   639,944
  1,627,748 FHLMC Pool #605386, Cap 12.87%, Margin 2.75%+ WTAL,
             Resets Annually,
             7.75%, 9/1/17......................................     1,700,231
    557,719 FHLMC Pool #606541, Cap 13.55%, Margin 2.79%+ WTAL,
             Resets Annually,
             7.58%, 3/1/21......................................       583,167
  1,096,311 FHLMC Pool #606679, Cap 12.08%, Margin 2.88%+ WTAL,
             Resets Annually,
             7.74%, 10/1/21.....................................     1,140,163
    359,688 FHLMC Pool #607352, Cap 13.61%, Margin 2.75%+ WTAL,
             Resets Annually,
             7.79%, 4/1/22......................................       377,899
  2,722,010 FHLMC Pool #608034, Cap 14.78%, Margin 2.22%+ WTAL,
             Resets Annually,
             7.08%, 6/1/16......................................     2,790,060
    137,902 FHLMC Pool #645062, Cap 14.14%, Margin 2.90%+ WTAL,
             Resets Annually,
             7.98%, 5/1/19......................................       143,074
    329,286 FHLMC Pool #785114, Cap 13.31%, Margin 2.75%+ WTAL,
             Resets Annually,
             7.79%, 7/1/19......................................       344,051
     50,844 FHLMC Pool #785147, Cap 12.78%, Margin 2.75%+ WTAL,
             Resets Annually,
             7.55%, 5/1/20......................................        51,463
  1,302,119 FHLMC Pool #845063, Cap 12.10%, Margin 2.83%+ WTAL,
             Resets Annually,
             7.76%, 11/1/21.....................................     1,346,066
  2,343,747 FHLMC Pool #845070, Cap 11.84%, Margin 2.78%+ WTAL,
             Resets Annually,
             7.67%, 1/1/22......................................     2,430,173
  1,649,372 FHLMC Pool #845082, Cap 12.58%, Margin 2.69%+ WTAL,
             Resets Annually,
             7.52%, 3/1/22......................................     1,692,668
    945,107 FHLMC Pool #846163, Cap 13.07%, Margin 2.71%+ WTAL,
             Resets Annually,
             7.53%, 7/1/30......................................       981,881
    374,893 FHLMC Pool #865220, Cap 15.08%, Margin 2.35%+ WTAL,
             Resets Triennially,
             8.32%, 4/1/20......................................       384,149
                                                                   -----------
                                                                    14,604,989
                                                                   -----------
            FNMA - 38.8%
    255,689 FNMA Pool #062610, Cap 12.75%, Margin 2.75%+ CMT,
             Resets Annually,
             8.00%, 6/1/18......................................       264,799

--------------------------------------------------------------------------------
 Principal
   Amount                                                              Value
--------------------------------------------------------------------------------

 ADJUSTABLE RATE MORTGAGE SECURITIES - CONTINUED
            FNMA - CONTINUED
 $  331,250 FNMA Pool #070033, Cap 14.31%, Margin 2.60%+ CMT,
             Resets Annually,
             7.38%, 10/1/17.......................................  $   343,258
  1,354,358 FNMA Pool #070119, Cap 12.00%, Margin 2.76%+ CMT,
             Resets Annually,
             7.67%, 11/1/17.......................................    1,404,300
    247,811 FNMA Pool #070327, Cap 12.95%, Margin 2.75%+ CMT,
             Resets Annually,
             7.46%, 6/1/19........................................      257,297
  1,340,201 FNMA Pool #090678, Cap 13.15%, Margin 2.70%+ CMT,
             Resets Annually,
             7.54%, 9/1/18........................................    1,400,296
    339,211 FNMA Pool #092086, Cap 15.55%, Margin 2.75%+ CMT,
             Resets Annually,
             7.42%, 10/1/16.......................................      348,170
    766,342 FNMA Pool #094564, Cap 15.84%, Margin 2.50%+ CMT,
             Resets Annually,
             7.33%, 1/1/16........................................      793,042
    904,757 FNMA Pool #095405, Cap 13.65%, Margin 2.73%+ CMT,
             Resets Annually,
             7.65%, 12/1/19.......................................      937,554
    428,145 FNMA Pool #102905, Cap 13.11%, Margin 2.82%+ CMT,
             Resets Annually,
             7.44%, 7/1/20........................................      448,884
    281,328 FNMA Pool #105007, Cap 13.33%, Margin 2.75%+ CMT,
             Resets Annually,
             7.60%, 7/1/19........................................      291,175
    252,610 FNMA Pool #114714, Cap 12.60%, Margin 2.75%+ CMT,
             Resets Annually,
             7.28%, 3/1/19........................................      262,083
    828,027 FNMA Pool #124015, Cap 13.24%, Margin 2.58%+ CMT,
             Resets Annually,
             7.38%, 11/1/18.......................................      856,494
    714,866 FNMA Pool #124204, Cap 13.51%, Margin 2.71%+ CMT,
             Resets Annually,
             7.50%, 1/1/22........................................      740,000
  2,641,683 FNMA Pool #124289, Cap 13.46%, Margin 2.67%+ CMT,
             Resets Annually,
             7.48%, 9/1/21........................................    2,764,283
  1,143,805 FNMA Pool #124945, Cap 12.54%, Margin 2.78%+ CMT,
             Resets Annually,
             7.59%, 1/1/31........................................    1,187,418
    291,215 FNMA Pool #142963, Cap 11.03%, Margin 2.63%+ CMT,
             Resets Annually,
             7.45%, 1/1/22........................................      295,447
  1,920,414 FNMA Pool #313663, Cap 12.96%, Margin 2.81%+ CMT,
             Resets Annually,
             7.39%, 5/1/22........................................    2,000,226

                                   EVERGREEN
                     Capital Preservation and Income Fund

                       SCHEDULE OF INVESTMENTS(continued)
                                 June 30, 1998

--------------------------------------------------------------------------------
 Principal
   Amount                                                              Value
--------------------------------------------------------------------------------

 ADJUSTABLE RATE MORTGAGE SECURITIES - CONTINUED
            FNMA - CONTINUED
 $1,064,457 FNMA Pool #313994, Cap 9.83%, 2.48%+ Six Month LIBOR,
             7.46%, 12/1/23......................................   $ 1,083,564
  1,379,137 FNMA Pool #331526, Cap 11.17%, Margin 2.75%+ CMT,
             Resets Annually,
             6.15%, 5/1/36.......................................     1,387,536
    132,996 FNMA Pool #391290, Cap 12.68%, Margin 2.71%+ CMT,
             Resets Annually,
             7.59%, 2/1/17.......................................       136,675
  1,422,375 FNMA Pool #423207, Cap 11.87%, Margin 2.75%+ CMT,
             Resets Annually,
             5.87%, 4/1/38.......................................     1,433,488
                                                                    -----------
                                                                     18,635,989
                                                                    -----------
            Total Adjustable Rate Mortgage Securities (cost
             $33,150,562)........................................    33,240,978
                                                                    -----------
 ASSET-BACKED SECURITIES - 9.0%
  1,000,000 Carco Auto Loan Master Trust,
             Series 1997-1, Class A,
             6.69%, 8/15/04......................................     1,005,690
  1,580,326 CoreStates Home Equity Trust,
             Series 1994-1, Class A,
             6.65%, 5/15/09......................................     1,590,914
  1,713,109 Merrill Lynch Mortgage Investors, Inc., Series 1992-
             B, Class B,
             8.50%, 4/15/12......................................     1,743,089
                                                                    -----------
            Total Asset-Backed Securities
             (cost $4,334,129)...................................     4,339,693
                                                                    -----------
 COLLATERALIZED MORTGAGE OBLIGATIONS - 8.3%
     14,937 FHLMC CMO, Series 11 Class 11C,
             (Est. Mat. 1998), (a)
             9.50%, 4/15/19......................................        15,175
  1,305,666 FHLMC Strip, Series 20, Class F,
             6.57%, 7/1/29.......................................     1,311,379
    559,018 FNMA, Series 1993-160, Class PD, 5.60%, 10/25/12.....       556,921
    918,065 Nomura Depositor Trust,
             Series 1998-ST1, Class A1,
             5.94%, 2/15/34 (b) .................................       918,065
  1,184,818 Prudential Home Mortgage Securities, Series 1990-12,
             Class A1,
             8.15%, 11/25/20.....................................     1,196,296
                                                                    -----------
            Total Collateralized Mortgage Obligations
             (cost $3,997,932)...................................     3,997,836
                                                                    -----------

(a) The estimated maturity of a Collateralized Mortgage Obligation (CMO) is based on current and projected prepayment rates. Changes in inter-est rates can cause the estimated maturity to differ from the listed date.
(b) Securities that may be sold to qualified institutional buyers under Rule 144A or securities offered pursuant to Section 4(2) of the Secu-rities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(c) The repurchase agreements are fully collateralized by U.S. Government and/or agency obligations based on market prices at June 30, 1998.

LEGEND OF PORTFOLIO ABBREVIATIONS
CMT   1, 3, or 5 year Constant Maturity Treasury Index
FHLMC Federal Home Loan Mortgage Corporation
FNMA  Federal National Mortgage Association
GNMA  Government National Mortgage Association
LIBOR London Interbank Overnight Rate
WTAL  1 to 3 year Weekly Treasury Average Lookback

--------------------------------------------------------------------------------
    Principal
     Amount                                                            Value
--------------------------------------------------------------------------------

 FIXED RATE MORTGAGE SECURITIES - 6.3%
                 FHLMC - 1.7%
 $       436,116 FHLMC Pool #B00078,
                  10.50%, 10/1/05................................   $   450,451
         346,064 FHLMC Pool #B00475,
                  10.50%, 4/1/04.................................       361,149
                                                                    -----------
                                                                        811,600
                                                                    -----------
                 FNMA - 1.8%
         380,227 FNMA Pool #002497,
                  11.00%, 1/1/16.................................       422,786
         166,499 FNMA Pool #058442,
                  11.00%, 1/1/18.................................       183,014
         256,995 FNMA Pool #100051,
                  9.50%, 4/15/05.................................       267,516
                                                                    -----------
                                                                        873,316
                                                                    -----------
                 GNMA - 2.8%
       1,286,393 GNMA Pool #268164,
                  10.25%, 11/15/29...............................     1,335,404
                                                                    -----------
                 Total Fixed Rate Mortgage Securities
                  (cost $3,049,005)..............................     3,020,320
                                                                    -----------
 U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.0%
 (COST $499,610)
         500,000 Federal Home Loan Bank,
                  5.625%, 3/19/01................................       499,060
                                                                    -----------
 U.S. TREASURY OBLIGATIONS - 4.2%
         600,000 5.75%, 11/30/02.................................       604,968
       1,380,000 6.25%, 8/31/02..................................     1,416,004
                                                                    -----------
                 Total U.S. Treasury Obligations
                  (cost $2,020,391)..............................     2,020,972
                                                                    -----------
 REPURCHASE AGREEMENT - 0.6% (COST $267,000)
         267,000 Keystone Joint Repurchase Agreement,
                  (6.06% dated 6/30/98 due 7/1/98, maturity value
                  $267,045) (c) .................................       267,000
                                                                    -----------
            TOTAL INVESTMENTS -
             (COST $47,318,629)............................   98.6%  47,385,859
            OTHER ASSETS AND
             LIABILITIES - NET.............................    1.4      664,334
                                                             -----  -----------
            NET ASSETS -...................................  100.0% $48,050,193
                                                             =====  ===========

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Intermediate Term Bond Fund

                            SCHEDULE OF INVESTMENTS
                                 June 30, 1998

--------------------------------------------------------------------------------
 Principal
   Amount                                                             Value
--------------------------------------------------------------------------------

 ASSET-BACKED SECURITIES - 2.9% (B)
 $1,000,000 California Infrastructure PG&E,
             Series 1997-1 Certificate,
             Class A4 (Est. Maturity 2000),
             6.16%, 6/25/03.....................................   $  1,003,281
  2,500,000 Contimortgage Home Equity Loan Trust,
             Series 1998-1 Class A6
             (Est. Maturity 2003),
             6.58%, 12/15/18....................................      2,523,950
  1,044,800 CoreStates Home Equity Trust,
             Series 1994-1 Class A
             (Est. Maturity 2000),
             6.65%, 5/15/09.....................................      1,051,800
    187,779 Merrill Lynch Mortgage Investors, Inc.,
             Series 1990-I Class A
             (Est. Maturity 1999),
             9.20%, 1/15/11.....................................        188,072
  1,000,000 Southern Pacific Secured Assets Corp., Series 1996-3
             Class A4
             (Est. Maturity 2002),
             7.60%, 10/25/27....................................      1,033,438
                                                                   ------------
            Total Asset-Backed Securities
             (cost $5,727,737)..................................      5,800,541
                                                                   ------------
 CORPORATE BONDS - 50.7%
            AEROSPACE & DEFENSE - 3.9%
  3,675,000 Boeing, Inc.,
             Debentures,
             8.10%, 11/15/06....................................      4,132,795
    200,000 Eagle Picher Industries, Inc.,
             Senior Subordinated Notes,
             9.375%, 3/1/08 (a).................................        202,000
  3,000,000 Lockheed Martin Corp.,
             Note,
             7.25%, 5/15/06.....................................      3,182,910
    500,000 Northrop Grumman Corp.,
             Note,
             7.00%, 3/1/06......................................        517,130
                                                                   ------------
                                                                      8,034,835
                                                                   ------------
            BANKS - 6.5%
  1,000,000 Amsouth Bancorp,
             Subordinated Debentures,
             Puttable 2005,
             6.75%, 11/1/25.....................................      1,026,870
    675,000 Bayerische Landesbank Girozen,
             New York,
             Senior Notes, Series D,
             6.20%, 2/9/06......................................        668,358
            Chase Manhattan Corp.:
  2,500,000 Series A, MTN,
            6.75%, 9/15/06......................................      2,597,875
  1,250,000 Subordinated Notes,
            9.375%, 7/1/01......................................      1,362,625
  1,000,000 CIT Group Holdings, Inc.,
            Tranche Trust 00001, MTN,
            9.25%, 3/15/01......................................      1,080,030
  1,164,000 First Chicago Corp.,
            Subordinated Note,
            9.875%, 8/15/00.....................................      1,251,230
  2,000,000 NationsBank Corp.,
            Subordinated Notes,
            8.125%, 6/15/02.....................................      2,140,240

--------------------------------------------------------------------------------
 Principal
   Amount                                                          Value
--------------------------------------------------------------------------------

 CORPORATE BONDS - CONTINUED
            BANKS - CONTINUED
 $1,000,000 Southtrust Bank,
            Subordinated Notes, Bank Notes,
            6.565%, 12/15/27.................................   $  1,043,500
  2,000,000 Suntrust Banks, Inc.,
            Senior Bond,
            6.00%, 1/15/28...................................      1,968,340
                                                                ------------
                                                                  13,139,068
                                                                ------------
            BUILDING, CONSTRUCTION & FURNISHINGS - 0.3%
    200,000 MDC Holdings, Inc.,
             Senior Notes,
            8.375%, 2/1/08...................................        200,000
    500,000 Webb Delaware Corp.,
             Senior Subordinated Debenture,
             9.375%, 5/1/09..................................        495,000
                                                                ------------
                                                                     695,000
                                                                ------------
            BUSINESS EQUIPMENT & SERVICES - 0.3%
    500,000 Williams Scotsman, Inc.,
             Senior Note,
             9.875%, 6/1/07..................................        520,000
                                                                ------------
            CABLE/OTHER VIDEO DISTRIBUTION - 1.4%
    750,000 Century Communications Corp.,
             Senior Note,
             9.75%, 2/15/02..................................        802,500
    500,000 Jones Intercable, Inc.,
             Senior Note,
             9.625%, 3/15/02.................................        540,000
  1,000,000 Lenfest Communications, Inc.,
             Senior Secured Notes,
             8.375%, 11/1/05.................................      1,062,500
    500,000 Marcus Cable Operating Co. LP,
             Guaranteed Senior
             Subordinated Discount Note
             (Eff. Yield 7.43%) (c),
             0.00%, 8/1/04...................................        485,000
                                                                ------------
                                                                   2,890,000
                                                                ------------
            CHEMICAL & AGRICULTURAL PRODUCTS - 1.6%
    500,000 Borden Chemicals and Plastics,
             Note,
             9.50%, 5/1/05...................................        500,000
  1,164,000 Dow Chemical Co.,
             Debentures,
             8.625%, 4/1/06..................................      1,320,639
    500,000 Harris Chemical North American, Inc.,
             Senior Secured Note,
             10.25%, 7/15/01.................................        520,000
    300,000 International Specialty Products Holdings, Inc.,
            Senior Note, Series B,
            9.00%, 10/15/03..................................        313,500
    500,000 Kaiser Aluminum & Chemical Corp.,
             Senior Note,
             9.875%, 2/15/02.................................        513,750
                                                                ------------
                                                                   3,167,889
                                                                ------------
            COMMUNICATION SYSTEMS & SERVICES - 5.8%
  2,600,000 Bell Telephone Co. of Pennsylvania,
             Debentures,
             8.35%, 12/15/30.................................      3,278,314

                                  EVERGREEN
                          Intermediate Term Bond Fund

                       SCHEDULE OF INVESTMENTS(continued)
                                 June 30, 1998

--------------------------------------------------------------------------------
 Principal
   Amount                                                              Value
--------------------------------------------------------------------------------

 CORPORATE BONDS - CONTINUED
            COMMUNICATION SYSTEMS & SERVICES - CONTINUED
 $  950,000 Centennial Cellular Corp.,
             Senior Notes,
             8.875%, 11/1/01.....................................   $    988,000
  5,000,000 GTE Corp.,
             Debenture,
             6.46%, 4/15/08......................................      5,047,550
  1,000,000 MCI Communications Corp.,
             Puttable and Callable @ 100, 4/15/02
             (Eff. Yield 6.23%) (c),
             6.125%, 4/15/12.....................................        996,280
    500,000 Olympus Communications LP,
             Senior Note,
             10.625%, 11/15/06...................................        550,000
    500,000 Price Communications Wireless,
             Senior Notes,
             9.125%, 12/15/06 (a)................................        500,000
    500,000 Rural Cellular,
             Subordinated Note,
             9.625%, 5/15/08 (a).................................        497,500
                                                                    ------------
                                                                      11,857,644
                                                                    ------------
            CONSUMER PRODUCTS & SERVICES - 1.8%
    200,000 Dryper's Corp.,
             Senior Notes, Series B,
            10.25%, 6/15/07......................................        206,500
  1,000,000 French Fragrances, Inc.,
             Senior Note, Series C,
             10.375%, 5/15/07 (a) ...............................      1,067,500
  1,164,000 General Mills, Inc.,
             Series B, MTN,
             9.00%, 12/20/02.....................................      1,298,046
  1,000,000 Westpoint Stevens, Inc.,
             Senior Notes,
             7.875%, 6/15/05 (a).................................      1,000,000
                                                                    ------------
                                                                       3,572,046
                                                                    ------------
            FINANCE & INSURANCE - 11.0%
  1,000,000 Bear Stearns Co., Inc.,
             Global Note,
             6.20%, 3/30/03......................................        995,760
  1,000,000 Beneficial Corp.,
             Series I, MTN,
             6.25%, 2/18/13......................................        997,800
  1,000,000 CB Richards Ellis Services, Inc.,
             Senior Subordinated Note,
             8.875%, 6/1/06......................................        987,500
  2,000,000 Donaldson Lufkin & Jenrette,
             Senior Note,
             6.50%, 6/1/08.......................................      1,999,840
  2,000,000 Fleet Financial Group, Inc.,
             Note,
             6.50%, 3/15/08......................................      2,024,040
  2,000,000 General Electric Capital Corp.,
             Debentures,
             8.75%, 5/21/07......................................      2,370,000
  1,000,000 Glenborough Properties LP,
             Senior Notes,
             7.625%, 3/15/05 (a).................................      1,007,470
  1,500,000 Grand Metropolitan Investment Corp.,
             6.50%, 9/15/99......................................      1,508,610

--------------------------------------------------------------------------------
 Principal
   Amount                                                            Value
--------------------------------------------------------------------------------

 CORPORATE BONDS - CONTINUED
            FINANCE & INSURANCE - CONTINUED
 $  800,000 Harris BanCorp.,
             Subordinated Notes,
             9.375%, 6/1/01....................................   $    870,152
    500,000 International Lease Finance Corp.,
             Note,
             5.75%, 1/15/03....................................        493,245
    500,000 Lehman Brothers Holdings, Inc.,
             Note,
             6.50%, 10/1/02....................................        505,290
  3,000,000 Liberty Mutual Insurance Co.,
             Surplus Notes,
             8.20%, 5/4/07 (a).................................      3,384,030
    500,000 National Westminster Bancorp,
             Subordinated Notes,
             9.375%, 11/15/03..................................        571,190
    875,000 Paine Webber Group, Inc.,
             Senior Note,
             8.25%, 5/1/02.....................................        932,750
    500,000 Presidential Life Insurance Corp.,
             Senior Notes,
             9.50%, 12/15/00...................................        516,875
  2,000,000 Prudential Insurance,
             Note,
             7.125%, 7/1/07 (a)................................      2,092,140
  1,000,000 Reliance Group Holdings, Inc.,
             Senior Notes,
             9.00%, 11/15/00...................................      1,044,250
                                                                  ------------
                                                                    22,300,942
                                                                  ------------
            FOOD & BEVERAGE PRODUCTS - 1.7%
    750,000 Chiquita Brands International, Inc.,
             Senior Note,
             9.625%, 1/15/04...................................        783,750
    600,000 Fleming Companies, Inc.,
             Senior Note,
             10.625%, 12/15/01.................................        636,000
  2,000,000 Fred Meyer, Inc.,
             Note,
            7.15%, 3/1/03......................................      2,000,980
                                                                  ------------
                                                                     3,420,730
                                                                  ------------
            GAMING - 0.3%
    200,000 Boyd Gaming Corp.,
             Senior Subordinated Notes,
             9.50%, 7/15/07....................................        208,000
    400,000 Station Casinos, Inc.,
             Senior Subordinated Note,
             9.625%, 6/1/03....................................        414,000
                                                                  ------------
                                                                       622,000
                                                                  ------------
            HEALTHCARE PRODUCTS & SERVICES - 0.7%
  1,164,000 Baxter International, Inc.,
             Note,
             7.25%, 2/15/08....................................      1,253,279
    200,000 Paragon Health Network, Inc.,
             Senior Subordinated Note, Series B,
             9.50%, 11/1/07....................................        203,000
                                                                  ------------
                                                                     1,456,279
                                                                  ------------
            INDUSTRIAL SPECIALTY PRODUCTS & SERVICES - 0.3%
    200,000 Delta Mills, Inc.,
             Senior Note, Series B,
             9.625%, 9/1/07....................................        196,000

                                   EVERGREEN
                          Intermediate Term Bond Fund

                       SCHEDULE OF INVESTMENTS(continued)
                                 June 30, 1998

--------------------------------------------------------------------------------
 Principal
   Amount                                                             Value
--------------------------------------------------------------------------------

 CORPORATE BONDS - CONTINUED
            INDUSTRIAL SPECIALTY PRODUCTS & SERVICES - CONTINUED
 $  500,000 Sequa Corp.,
             Senior Note,
             8.75%, 12/15/01....................................   $    510,000
                                                                   ------------
                                                                        706,000
                                                                   ------------
            INFORMATION SERVICES & TECHNOLOGY - 0.1%
    118,000 Unisys Corp.,
             Senior Notes,
             10.625%, 10/1/99...................................        119,180
                                                                   ------------
            IRON & STEEL - 1.5%
  1,000,000 Ameristeel Corp.,
             Senior Note,
             8.75%, 4/15/08 (a).................................      1,000,000
    850,000 Armco, Inc.,
             Senior Notes,
             9.375%, 11/1/00....................................        850,000
    350,000 Bethlehem Steel Corp.,
             Senior Notes,
             10.375%, 9/1/03....................................        364,000
    750,000 Wheeling Pittsburgh Corp.,
             Senior Note,
             9.375%, 11/15/03...................................        820,313
                                                                   ------------
                                                                      3,034,313
                                                                   ------------
            LEISURE & TOURISM - 1.9%
  1,000,000 Caesar's World, Inc.,
             Senior Subordinated Notes,
             8.875%, 8/15/02....................................      1,015,170
    700,000 Hammon John Q Hotels,
             First Mortgage,
             8.875%, 2/15/04....................................        705,250
  1,000,000 Host Marriott Hotel Properties, Inc.,
             Senior Notes, Series B,
             9.50%, 5/15/05.....................................      1,087,500
    405,000 Host Marriott Travel Plazas, Inc.,
             Senior Secured Notes, Series B,
             9.50%, 5/15/05.....................................        431,831
    500,000 Prime Hospitality Corp.,
             First Mortgage Note,
             9.25%, 1/15/06.....................................        530,000
                                                                   ------------
                                                                      3,769,751
                                                                   ------------
            METALS & MINING - 0.2%
    500,000 Great Central Mines Ltd.,
             Senior Notes,
             8.875%, 4/1/08 (a).................................        490,000
                                                                   ------------
            OIL/ENERGY - 2.3%
    900,000 Occidental Petroleum Corp.,
             Debentures,
             9.25%, 8/1/19......................................      1,120,752
    500,000 PDV America, Inc.,
             Senior Notes,
             7.25%, 8/1/98......................................        498,180
  1,000,000 R & B Falcon Corp.,
             Senior Notes,
             6.95%, 4/15/08 (a).................................      1,002,980
  2,000,000 Transocean Offshore, Inc.,
             Notes,
             7.45%, 4/15/27.....................................      2,139,860
                                                                   ------------
                                                                      4,761,772
                                                                   ------------

--------------------------------------------------------------------------------
 Principal
   Amount                                                              Value
--------------------------------------------------------------------------------

 CORPORATE BONDS - CONTINUED
            PAPER & PACKAGING - 0.7%
 $  500,000 Container Corp. of America,
             Senior Notes, Series A,
             11.25%, 5/1/04......................................   $    538,750
            Stone Container Corp.:
    700,000  Senior Notes,
             9.875%, 2/1/01......................................        715,750
    200,000 Senior Subordinated Note,
            11.00%, 8/15/99......................................        207,000
                                                                    ------------
                                                                       1,461,500
                                                                    ------------
            PUBLISHING, BROADCASTING & ENTERTAINMENT - 3.2%
    200,000 American Lawyer Media, Inc.,
             Senior Notes,
             9.75%, 12/15/07(a)..................................        207,500
  1,000,000 Comcast Corp.,
             Senior Subordinated Debenture,
             9.375%, 5/15/05.....................................      1,068,070
    200,000 Hollinger International Publishing,
             Senior Subordordinated Notes,
             9.25%, 2/1/06.......................................        209,250
  2,327,000 Loews Corp.,
             6.75%, 12/15/06.....................................      2,357,554
    250,000 Pegasus Communications Corp.,
             Senior Note, Series B,
             9.625%, 10/15/05....................................        257,500
    200,000 Sinclair Broadcast Group, Inc.,
             Senior Subordinated Notes,
             10.00%, 9/30/05.....................................        215,000
  1,000,000 Time Warner Entertainment, Inc.,
             Notes,
             9.625%, 5/1/02......................................      1,117,070
    500,000 Viacom, Inc.,
             Subordinated Debenture,
             8.00%, 7/7/06.......................................        516,250
    600,000 World Color Press, Inc.,
             Senior Subordinated Notes,
             9.125%, 3/15/03.....................................        622,500
                                                                    ------------
                                                                       6,570,694
                                                                    ------------
            REAL ESTATE - 0.9%
  1,900,000 Equity Office Properties Trust,
             Senior Notes,
             6.375%, 2/15/03 (a).................................      1,891,925
                                                                    ------------
            TRANSPORTATION - 1.7%
     13,569 Atlantic Coast Airlines Corp.,
             7.20%, 1/1/14 (a)...................................         13,659
    200,000 Coach USA, Inc.,
             Senior Subordinated Note, Series B,
             9.375%, 7/1/07......................................        208,000
    950,000 Ford Motor Co.,
             Debenture,
             9.00%, 9/15/01......................................      1,030,237
  1,000,000 Norfolk Southern Corp.,
             Note,
             7.05%, 5/1/37.......................................      1,061,890
    500,000 Sea Containers Ltd.,
             Senior Notes,
             7.875%, 2/15/08 ....................................        495,625
    500,000 TBS Shipping International Ltd.,
             Mortgage Notes, First Preferred Ship,
            10.00%, 5/1/05 (a)...................................        452,500

                                   EVERGREEN
                          Intermediate Term Bond Fund

                       SCHEDULE OF INVESTMENTS(continued)
                                 June 30, 1998

--------------------------------------------------------------------------------
 Principal
   Amount                                                              Value
--------------------------------------------------------------------------------

 CORPORATE BONDS - CONTINUED
            TRANSPORTATION - CONTINUED
 $  200,000 U.S. Air, Inc.,
             Equipment Test Certificate, Series 88-D,
             9.80%, 1/15/00......................................   $    205,508
                                                                    ------------
                                                                       3,467,419
                                                                    ------------
            UTILITIES - 2.6%
    200,000 Benton Oil and Gas Co.,
             Senior Notes,
             9.375%, 11/1/07.....................................        195,000
  2,000,000 K N Energy, Inc.,
             Senior Note,
             6.65%, 3/1/05.......................................      2,005,580
  1,000,000 Long Island Lighting Co.,
             Debentures,
             7.30%, 7/15/99......................................      1,010,490
  2,000,000 Oklahoma Gas & Electric Co.,
             Senior Notes,
             6.65%, 7/15/27......................................      2,104,940
                                                                    ------------
                                                                       5,316,010
                                                                    ------------
            Total Corporate Bonds
             (cost $101,711,004).................................    103,264,997
                                                                    ------------
 COLLATERALIZED MORTGAGE OBLIGATIONS (B) - 8.6%
    500,000 Chase Commercial Mortgage Securities Corp.,
            Series 1997-1 Class B
            (Est. Maturity 2007),
            7.37%, 4/19/07.......................................        511,156
    990,541 Criimi Mae Financial Corp.,
             Series 1 Class A
             (Est. Maturity 2004),
             7.00%, 1/1/33.......................................        978,314
  1,000,000 Federal National Mortgage Association,
             Series 1993-248 Class SA, REMIC
             (Est. Maturity 2004),
             4.059%, 8/25/23 (d).................................        862,020
  1,961,757 Independent National Mortgage Corp.,
             Series 1997-A Class A
             (Est. Maturity 2004),
             7.791%, 12/26/26 (a)................................      1,975,725
    500,000 Merrill Lynch Trust,
             Series 35 Class G
             (Est. Maturity 2005),
             8.45%, 11/1/18......................................        525,465
            Morgan Stanley Capital I, Inc.:
    700,000  Series 1997-C1 Class B
             (Est. Maturity 2006),
             7.69%, 2/15/20......................................        752,719
  4,000,000 Series 1998-WF1 Class C
            (Est. Maturity 2007),
            6.77%, 1/15/08.......................................      4,072,500
  3,133,030 Nationslink Funding Corp.,
             Series 1998-1 Class C
             (Est. Maturity 2007),
             6.648%, 1/20/08.....................................      3,144,779
    675,658 PNC Mortgage Securities Corp.,
             Series 1997-4 Class 2PP1, REMIC
             (Est. Maturity 2000),
             7.50%, 7/25/27......................................        682,183
  1,836,130 Nomura Depositor Trust,
             Series 1998-ST1 Class A1
             (Est. Maturity 2002),
             5.936%, 1/15/03(a)(d)...............................      1,836,130

--------------------------------------------------------------------------------
 Principal
   Amount                                                          Value
--------------------------------------------------------------------------------

 COLLATERALIZED MORTGAGE OBLIGATIONS - CONTINUED
 $  939,567 Paine Webber Mortgage Acceptance Corp.,
            Series 1993-4 Class M1
            (Est. Maturity 2002),
            7.50%, 5/25/23...................................   $    948,082
  1,250,000 Resolution Trust Corp.,
             Series 1995-1 Class A2C
             (Est. Maturity 1999),
             7.50%, 10/25/28.................................      1,266,406
                                                                ------------
            Total Collateralized Mortgage Obligations
             (cost $17,268,621)..............................     17,555,479
                                                                ------------
 MORTGAGE-BACKED SECURITIES (B) - 2.0%
            Resolution Trust Corp. Mortgage Pass Thru:
    344,219  Series 1992 C Class A1
             (Est. Maturity 1999),
            8.80%, 8/25/23...................................        353,685
  1,532,565 Series 1992-3 Class A2, REMIC
            (Est. Maturity 1999),
            6.882%, 9/25/19..................................      1,535,439
  1,032,957 Series 1992-3 Class A3, REMIC
            (Est. Maturity 1999),
            6.854%, 5/25/21..................................      1,034,894
  1,108,447 Series 1992-6, Class A4, REMIC
            (Est. Maturity 1999),
            7.505%, 11/25/25.................................      1,110,525
                                                                ------------
            Total Mortgage-Backed Securities
             (cost $3,917,255)...............................      4,034,543
                                                                ------------
 U.S. AGENCY OBLIGATIONS - 1.8%
  2,500,000 Farm Credit Systems Financial Assistance Corp.,
            Bonds, Series A-05,
            8.80%, 6/10/05...................................      2,921,875
    750,000 Federal Home Loan Mortgage Corp.,
             6.70%, 1/5/07...................................        792,068
                                                                ------------
            Total U.S. Agency Obligations
             (cost $3,408,746)...............................      3,713,943
                                                                ------------
 U.S. TREASURY OBLIGATIONS - 13.7%
            U.S. Treasury Notes:
  1,425,000 5.50%, 2/28/03...................................      1,423,888
 25,510,000 6.125%, 8/15/07..................................     26,542,390
                                                                ------------
            Total U. S. Treasury Obligations
             (cost $27,671,040)..............................     27,966,278
                                                                ------------
 YANKEE OBLIGATIONS - 8.2%
    300,000 Disco SA,
             Note,
             9.875%, 5/15/08 (a).............................        283,398
  1,000,000 Group Videotron Ltd.,
             Senior Notes,
             10.625%, 2/15/05................................      1,098,260
  2,000,000 Manitoba Province, Canada,
             Notes,
             8.00%, 4/15/02..................................      2,132,780
  2,000,000 Nippon Telegraph and Telephone Corp.,
             6.00%, 3/25/08..................................      2,006,480
  1,000,000 Petroleum Geo Services,
             6.625%, 3/30/08.................................      1,013,140
  1,164,000 Province of Ontario, Canada,
             Notes,
             7.75%, 6/4/02...................................      1,236,063

                                   EVERGREEN
                          Intermediate Term Bond Fund

                       SCHEDULE OF INVESTMENTS(continued)
                                 June 30, 1998

--------------------------------------------------------------------------------
 Principal
   Amount                                                          Value
--------------------------------------------------------------------------------
 YANKEE OBLIGATIONS - CONTINUED
 $1,000,000 Republic of Colombia,
             Bonds,
             8.625%, 4/1/08..................................   $    948,820
  1,000,000 Rogers Cablesystems Ltd.,
             Notes,
             9.625%, 8/1/02..................................      1,070,000
    600,000 Sifto Canada, Inc.,
             Guaranteed Senior Secured Note,
             8.50%, 7/15/00..................................        618,000
  1,000,000 Svenska Handelsbanken,
             Subordinated Notes,
             8.35%, 7/15/04..................................      1,092,220
    500,000 Tevecap SA,
             Senior Notes,
             12.625%, 11/26/04...............................        435,000
  2,000,000 United Utilities PLC,
             Notes,
             6.45%, 4/1/08...................................      1,993,700
    700,000 Westpac Banking Corp.,
             Subordinated Debenture,
             9.125%, 8/15/01.................................        756,693
  2,000,000 YPF Sociedad Anonima,
             Senior Notes,
             7.25%, 3/15/03..................................      1,947,160
                                                                ------------
            Total Yankee Obligations
             (cost $16,344,936)..............................     16,631,714
                                                                ------------

(a) Securities that may be sold to qualified institutional buyers under Rule 144A or securities offered pursuant to Section 4(2) of the Secu-rities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b) The estimated maturity of a Collateralized Mortgage Obligation or Mortgage-Backed Security is based on current and projected prepayment rates. Changes in interest rates can cause the estimated maturity to differ from the listed date.
(c) Effective yield (calculated at the time of purchase) is the yield at which the bond accretes on an annual basis until maturity date.
(d) Inverse floater, resets monthly.
(e) The repurchase agreements are fully collateralized by U.S. Government and/or agency obligations based on market prices at June 30, 1998.

LEGEND OF PORTFOLIO ABBREVIATIONS
DEM   Deutsche Mark
DKK   Danish Krone
GRD   Greek Drachma
MTN   Medium Term Note
NOK   Norwegian Krone
REMIC Real Estate Mortgage Investment Conduit

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Forward foreign currency exchange contracts to sell:

                                                                    NET
 EXCHANGE                           U.S. $ VALUE AT IN EXCHANGE  UNREALIZED
   DATE      CONTRACTS TO DELIVER    JUNE 30, 1998  FOR U.S. $  APPRECIATION
----------------------------------------------------------------------------
 7/16/98    11,460,000Danish Krone     1,669,316     1,675,316    $ 6,000
 9/14/98   109,234,000Danish Krone    15,952,144    16,033,171     81,027
 9/28/98     4,140,201Deutsche Mark    2,307,867     2,309,323      1,456
                                                                  -------
                                                                  $88,483
                                                                  =======

--------------------------------------------------------------------------------
  Principal
   Amount                                                             Value
--------------------------------------------------------------------------------
 FOREIGN BONDS - (NON-US DOLLAR DENOMINATED) - 11.8%
   3,600,000 Greece Republic of Hellenic,
         DEM  Series E, MTN,
             6.75%, 11/13/06....................................   $  2,180,820
 615,000,000 Greece Republic of Hellenic,
         GRD  Government Bonds,
             8.60%, 3/26/08.....................................      2,129,796
  13,770,000 Kingdom of Norway,
         NOK 6.75%, 1/15/07.....................................      1,939,424
  61,180,000 Nykredit,
         DKK Series ANN,
             6.00%, 10/1/26.....................................      8,879,316
  60,900,000 Realkredit Danmark,
         DKK 6.00%, 10/1/26.....................................      8,856,409
                                                                   ------------
             Total Foreign Bonds - (Non-US Dollar Denominated)
              (cost $23,413,251)................................     23,985,765
                                                                   ------------
 REPURCHASE AGREEMENT (COST $844,000) - 0.4%
 $   844,000 Keystone Joint Repurchase Agreement (6.06% dated
              6/30/98, due 7/1/98, maturity
              value $844,142) (e)...............................        844,000
                                                                   ------------
             TOTAL INVESTMENTS -
              (COST $200,306,590)........................   100.1%  203,797,260
             OTHER ASSETS AND LIABILITIES - NET..........    (0.1)     (151,910)
                                                            -----  ------------
             NET ASSETS - ...............................   100.0% $203,645,350
                                                            =====  ============

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                 Intermediate Term Government Securities Fund

                            SCHEDULE OF INVESTMENTS
                                 June 30, 1998

--------------------------------------------------------------------------------
  Principal
   Amount                                                             Value
--------------------------------------------------------------------------------

 MORTGAGE-BACKED SECURITIES - 44.7%
             Federal Home Loan Mortgage Corp.:
 $ 2,592,283 5.60%, 2/15/13.....................................   $  2,587,966
      56,166 7.843%, 8/1/19.....................................         58,504
      29,211 8.187%, 12/1/20....................................         29,704
   9,606,478 6.50%, 9/1/08......................................      9,700,814
   6,821,261 6.50%, 11/1/09.....................................      6,888,246
   3,324,054 Federal Home Loan Mortgage Corp. Gold,
             9.00%, 1/1/17......................................      3,568,305
             Federal National Mortgage Assn.:
   3,000,000 6.50%, 6/25/22.....................................      3,041,479
   3,322,182 7.00%, 3/1/24......................................      3,377,031
     229,328 8.50%, 12/1/01.....................................        236,721
      57,604 7.971%, 6/1/19.....................................         60,183
   3,282,001 7.00%, 12/1/99.....................................      3,319,416
   2,807,260 7.00%, 8/1/01......................................      2,849,538
   2,593,449 6.00%, 2/1/08......................................      2,571,275
  13,096,787 7.00%, 4/1/11......................................     13,352,829
   3,958,441 6.374%, 3/1/06.....................................      4,011,892
     688,598 6.00%, 5/1/11......................................        682,608
   8,423,896 7.50%, 8/1/26......................................      8,652,942
   3,500,000 6.40%, 12/1/07.....................................      3,594,150
             Government National Mortgage Assn.:
     150,451 8.00%, 3/15/17.....................................        158,399
     245,645 9.00%, 9/15/21.....................................        264,847
   1,624,968 7.00%, 3/15/28.....................................      1,653,031
   9,783,068 6.50%, 2/15/27.....................................      9,775,144
     835,560 U.S. Department of Veteran Affairs,
             7.00%, 5/15/12.....................................        835,906
                                                                   ------------
             Total Mortgage-Backed Securities (cost
              $79,858,048)......................................     81,270,930
                                                                   ------------
 U.S. AGENCY OBLIGATIONS - 13.9%
     993,000 Federal Agricultural Mortgage Corp. MTN,
             7.37%, 8/1/06......................................      1,063,442
             Federal Home Loan Bank:
   5,000,000 5.50%, 4/14/00.....................................      4,987,540
   1,300,000 8.60%, 1/25/00.....................................      1,356,306
   8,500,000 Federal Home Loan Mortgage Corp.,
             7.36%, 6/5/07......................................      8,989,337
             Federal National Mortgage Assn.:
   2,000,000 7.50%, 2/11/02.....................................      2,119,422
   2,000,000 7.875%, 2/24/05....................................      2,240,064

LEGEND OF PORTFOLIO ABBREVIATIONS
MTN  Medium Term Note

--------------------------------------------------------------------------------
  Principal
   Amount                                                             Value
--------------------------------------------------------------------------------

 U.S. AGENCY OBLIGATIONS - CONTINUED
 $ 4,480,000 Federal National Mortgage Assn. MTN,
             6.16%, 4/3/01......................................   $  4,538,643
                                                                   ------------
             Total U.S. Agency Obligations
              (cost $24,302,796)................................     25,294,754
                                                                   ------------
 U.S. TREASURY OBLIGATIONS - 39.4%
   2,500,000 U.S. Treasury Bonds,
             11.75%, 11/15/14...................................      3,764,845
             U.S. Treasury Notes:
   4,500,000 5.50%, 2/28/99.....................................      4,501,409
   5,000,000 6.125%, 9/30/00....................................      5,064,065
   8,400,000 6.25%, 4/30/01.....................................      8,557,508
   4,000,000 6.375%, 7/15/99....................................      4,035,004
  10,750,000 6.625%, 5/15/07....................................     11,556,261
   1,000,000 6.75%, 4/30/00.....................................      1,021,251
   2,300,000 7.00%, 7/15/06.....................................      2,513,470
  14,250,000 7.125%, 2/29/00....................................     14,610,710
   4,000,000 7.50%, 10/31/99....................................      4,100,004
   2,000,000 7.50%, 11/15/01....................................      2,118,752
   4,400,000 7.50%, 5/15/02.....................................      4,697,004
   2,500,000 7.875%, 11/15/04...................................      2,808,595
   1,300,000 8.50%, 11/15/00....................................      1,385,314
   1,000,000 8.875%, 2/15/99....................................      1,020,626
                                                                   ------------
             Total U.S. Treasury Obligations
              (cost $70,572,489)................................     71,754,818
                                                                   ------------
 REPURCHASE AGREEMENT - 1.2% (COST $2,122,810)
   2,122,810 Donaldson, Lufkin & Jenrette Securities Corp.
              5.75%, dated 6/30/98, due 7/1/98, maturity value,
              $2,123,149 (Collaterallized by $5,059,000 U.S.
              Treasury Strips, 0.00%, due 5/15/13; value,
              including accrued interest $2,123,094)............      2,122,810
                                                                   ------------
             TOTAL INVESTMENTS -
              (COST $176,856,143).........................   99.2%  180,443,312
             OTHER ASSETS AND LIABILITIES - NET...........    0.8     1,497,934
                                                            -----  ------------
             NET ASSETS -.................................  100.0% $181,941,246
                                                            =====  ============

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         Short Intermediate Bond Fund

                            SCHEDULE OF INVESTMENTS
                                 June 30, 1998

--------------------------------------------------------------------------------
  Principal
   Amount                                                         Value
--------------------------------------------------------------------------------

 ASSET-BACKED SECURITIES - 14.6%
 $ 3,295,285 Advanta Home Equity Loan Trust, Pass Through
              Certificates,
              Series 1992-4, Class A1,
              7.20%, 11/25/08...............................   $  3,358,241
             Amresco Residential Securities Mortgage Loan
              Trust:
   3,450,000 6.245%, 4/25/22................................      3,458,625
   3,000,000 6.50%, 11/25/15................................      3,003,750
   1,100,000 Associates Manufactured Housing, Pass Through
              Certificates,
              Series 1997-1, Class A3,
              6.60%, 6/15/28................................      1,109,851
   4,000,000 Carco Auto Loan Master Trust,
              Series 1997-1, Class A,
              6.689%, 8/15/04...............................      4,064,180
   1,750,000 Case Equipment Loan Trust,
              Asset Backed Certificate,
              Series 1995 B, Class B,
              6.45%, 9/15/02................................      1,765,181
   1,999,985 Contimortgage Home Equity Loan Trust, Series
              1996-1, Class A5, 6.15%, 3/15/11..............      2,003,195
   2,473,831 Continental Airlines, Inc.,
              Pass-Through Certificates,
              Series 1997, Class 1B,
              7.461%, 4/1/13................................      2,660,914
   5,495,999 Empire Funding Home Loan
              Owner Trust,
              6.64%, 12/25/12...............................      5,518,176
   1,178,060 EQCC Home Equity Loan Trust,
              Series 1996-1, Class A2,
              5.82%, 9/15/09................................      1,176,912
     690,633 First Bank Auto Receivable,
              Asset Backed Certificates, Class B, 8.30%,
              1/15/00.......................................        691,811
   1,171,199 First Security Auto Grantor Trust, Series 1995
              A, Class A,
              6.25%, 1/15/01................................      1,173,618
   4,903,984 Fleetwood Credit Corp. Grantor Trust, Series
              1993 B, Class A,
              4.95%, 8/15/08................................      4,854,036
   5,000,000 Iroquois Trust, Indexed Amortization Notes,
              Series 1997-3, Class A, 6.68%, 11/10/03 (a)...      5,039,000
   4,997,935 Life Financial Home Loan
              Owner Trust,
              6.79%, 10/25/11...............................      5,028,647
     876,840 SCFC Recreational Vehicle Loan Trust, Series
              1991-1,
              7.25%, 9/15/06................................        878,642
   2,500,000 Southern Pacific Secured Assets Corp., Series
              1998-1, Class A6,
              7.08%, 3/25/28................................      2,577,350
             Western Financial Grantor Trust, Series 1995,
              Class A2:
   1,147,604 6.20%, 2/1/02..................................      1,151,351
   2,618,494 5.875%, 3/1/02.................................      2,618,612
   4,545,537 Xerox Rental Equipment Trust,
              Series 1996 A,
              6.20%, 12/26/05 (a)...........................      4,565,423
                                                               ------------
             Total Asset-Backed Securities
              (cost $56,011,861)............................     56,697,515
                                                               ------------

--------------------------------------------------------------------------------
  Principal
   Amount                                                        Value
--------------------------------------------------------------------------------

 CORPORATE BONDS - 22.7%
             BANKS - 5.2%
 $ 3,000,000 BB&T Corp.,
              6.375%, 6/30/05..............................   $  3,021,186
   3,000,000 Cenfed Financial Corp.,
              Senior Debenture,
              11.17%, 12/15/01 (a).........................      3,334,800
   2,000,000 Chase Manhattan Corp.,
              Subordinated Note,
              8.00%, 5/15/04...............................      2,031,636
             First Chicago NBD Corp.: Subordinated Note,
   4,000,000
             9.00%, 6/15/99................................      4,110,204
   2,000,000 MTN, Series E,
             9.20%, 12/17/01...............................      2,193,792
   5,000,000 First Security Corp.,
             6.40%, 2/10/03................................      5,065,075
     500,000 Security Pacific Corp., Note,
             10.45%, 5/8/01................................        557,985
                                                              ------------
                                                                20,314,678
                                                              ------------
             FINANCE & INSURANCE - 12.4%
   2,000,000 American Express Credit Corp.,
             Step Bond
             (Eff. Yield 5.57%) (b),
             6.25%, 8/10/05................................      2,018,158
   3,350,000 Amsouth Bancorporation, Debenture,
             6.75%, 11/1/25................................      3,498,717
   3,000,000 Associated P&C Holdings, Inc.,
             Guaranteed Senior Note,
             6.75%, 7/15/03 (a)............................      3,020,175
   3,000,000 Bear Stearns Co., Inc.,
             7.625%, 4/15/00...............................      3,083,232
   1,000,000 Horace Mann Educators Corp.,
             Senior Note,
             6.625%, 1/15/06...............................      1,019,443
             Lehman Brothers Holdings, Inc.:
   5,000,000 6.625%, 11/15/00..............................      5,051,685
   5,000,000 8.875%, 3/1/02................................      5,432,725
   2,500,000 MTN,
             6.84%, 10/7/99................................      2,521,897
             Metropolitan Life Insurance Co.,
             Surplus Note (a):
   5,000,000 6.30%, 11/1/03................................      4,992,750
   5,000,000 7.00%, 11/1/05................................      5,202,110
   5,000,000 Money Store, Inc.,
             7.88%, 9/15/00................................      5,116,150
   7,000,000 Salomon, Inc.,
             7.20%, 2/1/04.................................      7,316,561
                                                              ------------
                                                                48,273,603
                                                              ------------
             HEALTHCARE PRODUCTS & SERVICES - 2.5%
  10,000,000 Columbia/HCA Healthcare Corp.,
             6.875%, 7/15/01...............................      9,770,370
                                                              ------------
             INDUSTRIAL SPECIALTY PRODUCTS & SERVICES - 2.6%
   5,000,000 GTE Corp.,
             10.25%, 11/1/20...............................      5,603,205
   4,375,000 Johnson Controls, Inc.,
             6.30%, 2/1/08.................................      4,431,691
                                                              ------------
                                                                10,034,896
                                                              ------------
             Total Corporate Bonds
              (cost $86,931,072)...........................     88,393,547
                                                              ------------

                                   EVERGREEN
                         Short Intermediate Bond Fund

                       SCHEDULE OF INVESTMENTS(continued)
                                 June 30, 1998

--------------------------------------------------------------------------------
  Principal
   Amount                                                             Value
--------------------------------------------------------------------------------

 MORTGAGE-BACKED SECURITIES - 29.7%
 $ 3,150,000 Chase Commercial Mortgage Security Corp., Mortgage
              Pass Through Certificates, Series 1996-2, Class C,
             6.90%, 11/19/28....................................   $  3,233,743
   2,194,036 CMC Securities Corp.,
              Collateralized Mortgage Obligation, Series 93,
              Class D3,
             10.00%, 7/25/23....................................      2,276,134
   5,000,000 Credit Suisse First Boston
              Mortgage Securities Corp.,
             Series 1998-C1, Class A1B,
             6.48%, 5/17/08.....................................      5,082,500
   2,500,000 DLJ Mortgage Acceptance Corp., Series 1993 MF7,
             7.95%, 6/18/03.....................................      2,625,000
             Federal Home Loan Mortgage Corp.:
   6,050,000 6.48%, 7/10/00.....................................      6,054,096
   1,017,086 6.80%, 10/15/05....................................      1,015,820
   2,000,000 6.97%, 6/16/05.....................................      2,041,234
   4,809,612 7.40%, 10/15/05....................................      4,843,832
     343,899 10.50%, 9/1/15.....................................        376,139
             Federal Housing Administration -Puttable Project
              Loans:
   5,247,523 7.43%, 7/1/22......................................      5,558,517
   4,562,826 7.43%, 11/1/22.....................................      4,743,354
   4,601,828 Merrill Lynch 199,
             8.43%, 2/1/20......................................      4,843,585
   2,853,863 Reilly 18,
             6.875%, 4/1/15.....................................      2,825,324
   1,550,218 Reilly 55,
             7.43%, 3/1/24......................................      1,631,659
  10,153,738 Reilly 64,
             7.43%, 1/1/24......................................     10,708,183
             Federal National Mortgage Assn.:
   1,500,000 5.30%, 8/25/98.....................................      1,500,144
     500,000 6.00%, 12/15/00....................................        499,202
     855,566 6.23%, 12/25/25....................................        854,073
   5,000,000 7.11%, 8/7/01......................................      4,978,475
   2,100,000 8.00%, 11/25/06....................................      2,177,210
   9,000,000 8.10%, 4/25/25.....................................      9,396,397
   7,168,885 11.00%, 1/1/99.....................................      8,280,062
      18,983 14.00%, 6/1/11.....................................         21,869
     896,393 GCC Second Mortgage Trust,
             10.00%, 7/15/05....................................        898,576
   1,393,470 Government National Mortgage Assn., Series 1996-10,
              Class E,
             7.50%, 11/20/08....................................      1,399,901
   4,000,000 Kidder Peabody Acceptance Corp., Series 1994-C1,
              Class A,
             6.65%, 2/1/06......................................      4,086,300
   3,000,000 Nationslink Funding Corp.,
              Commercial Mortgage Certificates,
              Series 98-1, Class D,
             6.803%, 1/20/08....................................      3,012,300
   2,000,000 Painewebber Mortgage Acceptance Corp. IV,
              Multifamily Mortgages, Series 1996-M1, Class E,
             7.655%, 1/2/12 (a).................................      2,081,250

--------------------------------------------------------------------------------
  Principal
   Amount                                                            Value
--------------------------------------------------------------------------------

 MORTGAGE-BACKED SECURITIES - CONTINUED
             Potomac Gurnee Finance
              Corp., Commercial
              Mortgage Pass Through
              Certificates:
 $ 2,448,059 Class A,
             6.887%, 12/21/26..................................   $  2,542,639
   2,500,000 Class B,
             7.003%, 12/21/26..................................      2,599,538
             Prudential Home Mortgage
              Securities:
     843,110 Mortgage Pass Through
             Certificates, Series 92-
             31, Class A5,
             6.30%, 10/25/99...................................        841,057
   4,788,537 Series 1993-39, Class A8,
             6.50%, 10/25/08...................................      4,804,937
   3,401,203 Prudential Securities
              Secured Financing Corp.,
              Series 1994-4, Class A1,
             8.12%, 2/15/25....................................      3,577,301
   4,165,335 Saxon Mortgage Securities
              Corp., Series 1993-8A,
              Class 1A2,
             7.375%, 9/25/23...................................      4,205,895
                                                                  ------------
             Total Mortgage-Backed
              Securities (cost
              $112,711,013)....................................    115,616,246
                                                                  ------------
 U. S. AGENCY OBLIGATIONS - 2.9%
             Federal Home Loan Bank:
   3,000,000 6.043%, 4/28/03...................................      3,003,750
   5,000,000 6.47%, 9/16/02....................................      5,015,500
   3,150,000 Consolidated Bond,
             6.55%, 12/18/02...................................      3,150,000
                                                                  ------------
             Total U.S. Agency
              Obligations
              (cost $11,166,094)...............................     11,169,250
                                                                  ------------
 U.S. TREASURY OBLIGATIONS - 21.2%
             U.S. Treasury Notes:
   9,500,000 5.50%, 2/15/08....................................      9,500,009
   9,000,000 5.75%, 4/30/03....................................      9,090,009
  21,000,000 6.125%, 8/15/07...................................     21,866,271
   8,000,000 6.25%, 2/15/07....................................      8,382,504
   2,500,000 6.50%, 10/15/06...................................      2,656,253
   9,000,000 6.625%, 5/15/07...................................      9,675,009
   4,980,000 7.00%, 7/15/06....................................      5,442,209
   4,500,000 7.75%, 11/30/99...................................      4,635,004
  11,000,000 8.875%, 2/15/99...................................     11,226,886
                                                                  ------------
             Total U. S. Treasury
              Obligations
              (cost $83,063,323)..................................  82,474,154
                                                                  ------------
 TAXABLE MUNICIPAL BONDS - 0.8% (COST 2,885,285)
   2,900,000 Virginia State Housing
              Development Authority,
              Subseries A-4,
              7.00%, 1/1/14....................................      3,074,580
                                                                  ------------
 FOREIGN BONDS - (US DOLLAR
 DENOMINATED) - 7.3%
   5,000,000 Boral Limited Australia
              Co., MTN, 7.90%, 11/19/99
              (a)..............................................      5,144,415
             Korea Development Bank,
              Bond:
   5,000,000 7.25%, 5/15/06....................................      4,054,130
   6,000,000 7.375%, 9/17/04...................................      4,890,516

                                   EVERGREEN
                         Short Intermediate Bond Fund

                       SCHEDULE OF INVESTMENTS(continued)
                                 June 30, 1998

--------------------------------------------------------------------------------
  Principal
   Amount                                                             Value
--------------------------------------------------------------------------------

 FOREIGN BONDS - (US DOLLAR DENOMINATED) - CONTINUED
 $ 6,000,000 National Bank of Canada,
              Yankee Notes, Series B,
              8.125%, 8/15/04...................................   $  6,572,886
   6,500,000 Petroliam Nasional Berhad,
              Bond,
              7.125%, 10/18/06 (a)..............................      5,732,051
   2,000,000 Ras Laffan Liquefied Natural Gas, Bond,
              7.628%, 9/15/06 (a)...............................      1,943,912
                                                                   ------------
             Total Foreign Bonds - (US Dollar Denominated) (cost
              $30,983,680)......................................     28,337,910
                                                                   ------------

(a) Securities that may be sold to qualified institutional buyers under Rule 144A or securities offered pursuant to Section 4(2) of the Secu-rities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b) Effective yield (calculated at the time of purchase) is the yield at which the bond accretes on an annual basis until maturity date.

LEGEND OF PORTFOLIO ABBREVIATIONS
MTN  Medium Term Note

--------------------------------------------------------------------------------
  Principal
   Amount                                                             Value
--------------------------------------------------------------------------------

 REPURCHASE AGREEMENT - 0.0% (COST $221,289)
 $   221,289 Donaldson, Lufkin & Jenrette Securities Corp.,
              5.75% dated 06/30/98, due 07/01/98, maturity value
              $221,324 (Collateralized by $520,000 U.S. Treasury
              STRIPS, due 02/15/13, value, including accrued
              interest $225,842)................................   $    221,289
                                                                   ------------
             TOTAL INVESTMENTS -
              (COST $383,973,617).........................   99.2%  385,984,491
             OTHER ASSETS AND LIABILITIES - NET...........    0.8     3,030,576
                                                            -----  ------------
             NET ASSETS -.................................  100.0% $389,015,067
                                                            =====  ============

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                     Short and Intermediate Term Bond Fund

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 June 30, 1998

                             Capital     Intermediate  Intermediate     Short
                           Preservation      Bond       Government   Intermediate
                               Fund          Fund          Fund          Fund
----------------------------------------------------------------------------------
 ASSETS
 Investments at market
  value (identified
  cost-$47,318,629,
  $200,306,590,
  $176,856,143 and
  $383,973,617,
  respectively)..........  $47,385,859   $203,797,260  $180,443,312  $385,984,491
 Cash....................          647              0             0             0
 Principal paydown
  receivable.............      420,347              0             0           714
 Interest receivable.....      399,819      3,454,770     1,923,580     5,536,950
 Receivable for Fund
  shares sold............        1,200         37,404       196,305       247,544
 Receivable for
  investments sold.......            0        987,918             0             0
 Unrealized appreciation
  on forward foreign
  currency contracts.....            0         88,483             0             0
 Prepaid expenses and
  other assets...........       25,605         97,984        16,441        57,441
----------------------------------------------------------------------------------
   Total assets..........   48,233,477    208,463,819   182,579,638   391,827,140
----------------------------------------------------------------------------------
 LIABILITIES
 Dividends payable.......       80,968        369,397       299,177       833,595
 Payable for Fund shares
  redeemed...............       48,667        716,739       201,280     1,710,011
 Due to related
  parties................       30,440         45,420        94,123       169,177
 Distribution fee
  payable................        6,246         73,491             0        17,449
 Accrued Trustees' fees
  and expenses...........          815         11,459         7,779        21,867
 Payable for reverse
  repurchase
  agreements.............            0      3,500,573             0             0
 Due to custodian........            0         29,790             0             0
 Accrued expenses and
  other liabilities......       16,148         71,600        36,033        59,974
----------------------------------------------------------------------------------
   Total liabilities.....      183,284      4,818,469       638,392     2,812,073
----------------------------------------------------------------------------------
 NET ASSETS                $48,050,193   $203,645,350  $181,941,246  $389,015,067
----------------------------------------------------------------------------------
 NET ASSETS REPRESENTED
  BY
 Paid-in capital.........  $54,848,044   $215,090,111  $198,348,192  $404,144,613
 Distributions in excess
  of net investment
  income.................      (81,569)      (381,370)      (41,722)     (199,106)
 Accumulated net
  realized loss on
  investments and
  foreign currency
  related transactions...   (6,783,512)   (14,640,938)  (19,952,393)  (16,941,314)
 Net unrealized
  appreciation on
  investments and
  foreign currency
  related transactions...       67,230      3,577,547     3,587,169     2,010,874
----------------------------------------------------------------------------------
   Total net assets......  $48,050,193   $203,645,350  $181,941,246  $389,015,067
----------------------------------------------------------------------------------
 NET ASSETS CONSIST OF
 Class A.................  $18,022,236   $123,722,642  $ 81,033,871  $ 16,848,094
 Class B.................   26,056,021     10,763,332     1,052,160    22,689,226
 Class C.................    3,971,936      5,438,597       126,497     1,143,291
 Class Y.................           --     63,720,779    99,728,718   348,334,456
----------------------------------------------------------------------------------
                           $48,050,193   $203,645,350  $181,941,246  $389,015,067
----------------------------------------------------------------------------------
 SHARES OUTSTANDING
 Class A.................    1,851,308     13,624,306     7,939,396     1,702,321
 Class B.................    2,674,041      1,183,619       103,086     2,287,879
 Class C.................      407,970        598,217        12,394       115,273
 Class Y.................           --      7,017,260     9,771,069    35,195,495
----------------------------------------------------------------------------------
 NET ASSET VALUE PER
  SHARE
 Class A.................  $      9.73   $       9.08  $      10.21  $       9.90
----------------------------------------------------------------------------------
 Class A--Offering price
  (based on sales charge
  of 3.25%)..............  $     10.06   $       9.39  $      10.55  $      10.23
----------------------------------------------------------------------------------
 Class B.................  $      9.74   $       9.09  $      10.21  $       9.92
----------------------------------------------------------------------------------
 Class C.................  $      9.74   $       9.09  $      10.21  $       9.92
----------------------------------------------------------------------------------
 Class Y.................           --   $       9.08  $      10.21  $       9.90
----------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                    Short and Intermediate Term Bond Funds

                            STATEMENTS OF OPERATIONS
                            Year ended June 30, 1998

                               Capital    Intermediate Intermediate    Short
                             Preservation     Bond      Government  Intermediate
                                 Fund         Fund         Fund         Fund
--------------------------------------------------------------------------------
 INVESTMENT INCOME
 Interest (net of foreign
  withholding taxes of $0,
  $2,393, $0 and $0,
  respectively)...........    $3,250,458   $6,544,221   $7,005,323  $27,445,658
--------------------------------------------------------------------------------
 EXPENSES
 Distribution Plan
  expenses................       365,926      296,425       80,936      239,174
 Management fee...........       307,654      574,715      668,939    1,976,366
 Transfer agent fees......        87,227      182,600       45,534      336,004
 Registration and filing
  fees....................        52,502      144,108       62,836       58,227
 Shareholders reports
  expense.................        33,823       77,260       21,857       72,141
 Custodian fees...........        16,901       36,627       35,706      142,039
 Administrative services
  fees....................         8,656       17,249       33,343      123,018
 Trustees' fees and
  expenses................         2,717        7,592        3,663       12,811
 Other....................        19,426       37,907       27,771       42,976
 Fee waivers and/or
  expense reimbursements..      (212,054)    (285,486)     (54,649)           0
--------------------------------------------------------------------------------
  Total expenses..........       682,778    1,088,997      925,936    3,002,756
 Less: Indirectly paid
  expenses................        (1,244)      (6,912)        (914)      (3,939)
--------------------------------------------------------------------------------
  Net expenses............       681,534    1,082,085      925,022    2,998,817
--------------------------------------------------------------------------------
 NET INVESTMENT INCOME....     2,568,924    5,462,136    6,080,301   24,446,841
--------------------------------------------------------------------------------
 NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND
  FOREIGN CURRENCY RELATED
  TRANSACTIONS
 Net realized gain (loss)
  on:
  Investments.............       162,335      449,089      263,411   (1,189,957)
  Foreign currency related
   transactions...........             0     (355,667)           0            0
--------------------------------------------------------------------------------
 Net realized gain (loss)
  on investments and
  foreign currency related
  transactions............       162,335       93,422      263,411   (1,189,957)
--------------------------------------------------------------------------------
 Net change in unrealized
  appreciation
  (depreciation) on:
  Investments.............      (474,778)     468,516    1,220,668    3,858,427
  Foreign currency related
   transactions...........             0       50,268            0            0
--------------------------------------------------------------------------------
 Net change in unrealized
  appreciation
  (depreciation) on
  investments and foreign
  currency related
  transactions............      (474,778)     518,784    1,220,668    3,858,427
--------------------------------------------------------------------------------
 Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  related transactions....      (312,443)     612,206    1,484,079    2,668,470
--------------------------------------------------------------------------------
 NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS..............    $2,256,481   $6,074,342   $7,564,380  $27,115,311
--------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                    Short and Intermediate Term bond Funds

                      STATEMENTS OF CHANGES IN NET ASSETS
                            Year ended June 30, 1998

                              Capital     Intermediate  Intermediate     Short
                            Preservation      Bond       Government   Intermediate
                                Fund          Fund          Fund          Fund
-----------------------------------------------------------------------------------
 OPERATIONS
 Net investment income...   $ 2,568,924   $  5,462,136  $  6,080,301  $ 24,446,841
 Net realized gain (loss)
  on investments and
  foreign currency
  related transactions...       162,335         93,422       263,411    (1,189,957)
 Net change in unrealized
  appreciation
  (depreciation) on
  investments and foreign
  currency related
  transactions...........      (474,778)       518,784     1,220,668     3,858,427
-----------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     2,256,481      6,074,342     7,564,380    27,115,311
-----------------------------------------------------------------------------------
 DISTRIBUTIONS TO
  SHAREHOLDERS FROM
 Net investment income
  Class A................      (865,044)    (2,914,112)   (1,551,596)   (1,003,205)
  Class B................    (1,436,957)      (644,528)      (35,699)   (1,108,182)
  Class C................      (201,810)      (403,611)       (5,115)      (53,200)
  Class Y................             0     (1,626,128)   (4,476,803)  (22,216,773)
 In excess of net
  investment income
  Class A................       (22,496)       (46,536)            0             0
  Class B................       (37,369)       (10,293)            0             0
  Class C................        (5,248)        (6,445)            0             0
  Class Y................             0        (25,968)            0             0
-----------------------------------------------------------------------------------
  Total distributions to
   shareholders..........    (2,568,924)    (5,677,621)   (6,069,213)  (24,381,360)
-----------------------------------------------------------------------------------
 CAPITAL SHARE
  TRANSACTIONS
 Proceeds from shares
  sold...................    19,443,143     24,366,074    19,195,384   140,518,437
 Proceeds from shares
  issued in connection
  with the acquisition
  of:
  Blanchard Short-Term
   Flexible Income Fund..             0    116,766,103             0             0
  Evergreen Intermediate
   Term Bond Fund II.....             0     66,213,695             0             0
  Virtus U.S. Government
   Securities Fund.......             0              0   133,551,466             0
 Proceeds from
  reinvestment of
  distributions..........     1,756,964      3,396,992     4,080,093    13,099,071
 Payment for shares
  redeemed...............   (25,657,158)   (36,461,819)  (49,294,072) (166,012,044)
-----------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets
   resulting from capital
   share transactions....    (4,457,051)   174,281,045   107,532,871   (12,394,536)
-----------------------------------------------------------------------------------
   Total increase
    (decrease) in net
    assets...............    (4,769,494)   174,677,766   109,028,038    (9,660,585)
 NET ASSETS
 Beginning of year.......    52,819,687     28,967,584    72,913,208   398,675,652
-----------------------------------------------------------------------------------
 END OF YEAR.............   $48,050,193   $203,645,350  $181,941,246  $389,015,067
-----------------------------------------------------------------------------------
 Distributions in excess
  of net investment
  income.................   $   (81,569)  $   (381,370) $    (41,722) $   (199,106)
-----------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                    Short and Intermediate Term Bond Funds

                      STATEMENTS OF CHANGES IN NET ASSETS
                                 Prior Periods

                                                                                            INTERMEDIATE      SHORT
                                                                                             GOVERNMENT   INTERMEDIATE
                                CAPITAL PRESERVATION FUND        INTERMEDIATE BOND FUND         FUND          FUND
                            --------------------------------- ----------------------------- ------------- -------------
                             Nine Months          Year         Eleven Months      Year          Year          Year
                                Ended            Ended             Ended          Ended         Ended         Ended
                            June 30, 1997* September 30, 1996 June 30, 1997** July 31, 1996 June 30, 1997 June 30, 1997
-----------------------------------------------------------------------------------------------------------------------
 OPERATIONS
 Net investment income...    $ 2,537,291      $ 4,442,259       $ 1,846,301    $ 2,540,623   $ 5,023,428  $ 25,626,353
 Net realized gain (loss)
  on investments and
  foreign currency
  related transactions...       (101,173)        (549,777)          104,018         26,604       (16,049)   (2,101,788)
 Net change in unrealized
  appreciation
  (depreciation) on
  investments and foreign
  currency related
  transactions...........        279,120          648,310           669,755       (730,346)      219,766     2,666,233
-----------------------------------------------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   operations............      2,715,238        4,540,792         2,620,074      1,836,881     5,227,145    26,190,798
-----------------------------------------------------------------------------------------------------------------------
 DISTRIBUTIONS TO
  SHAREHOLDERS FROM
 Net investment income
  Class A................       (710,409)      (1,089,444)         (666,667)      (898,299)      (31,632)   (1,217,283)
  Class B................     (1,412,040)      (2,568,398)         (719,674)    (1,028,103)      (29,748)   (1,225,460)
  Class C................       (160,768)        (147,748)         (417,078)      (576,335)       (1,189)      (58,085)
  Class Y................              0                0                 0              0    (4,959,781)  (23,369,583)
 In excess of net
  investment income
  Class A................        (20,595)               0                 0              0           (97)            0
  Class B................        (40,936)               0                 0              0           (91)            0
  Class C................         (4,661)               0                 0              0            (4)            0
  Class Y................              0                0                 0              0       (15,207)            0
 Tax basis return of
  capital
  Class A................              0          (52,292)                0              0             0             0
  Class B................              0         (123,279)                0              0             0             0
  Class C................              0           (7,092)                0              0             0             0
-----------------------------------------------------------------------------------------------------------------------
  Total distributions to
   shareholders..........     (2,349,409)      (3,988,253)       (1,803,419)    (2,502,737)   (5,037,749)  (25,870,411)
-----------------------------------------------------------------------------------------------------------------------
 CAPITAL SHARE
  TRANSACTIONS
 Proceeds from shares
  sold...................      8,631,265       12,691,883         3,559,906     10,120,565    35,487,793   122,641,025
 Proceeds from
  reinvestment of
  distributions..........      1,854,608        2,823,494         1,095,398      1,417,473     3,993,534    15,137,626
 Payment for shares
  redeemed...............    (28,964,306)     (30,181,809)      (14,580,292)   (15,524,524)  (54,650,906) (132,309,835)
-----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets
   resulting from capital
   share transactions....    (18,478,433)     (14,666,432)       (9,924,988)    (3,986,486)  (15,169,579)    5,468,816
-----------------------------------------------------------------------------------------------------------------------
   Total increase
    (decrease) in net
    assets...............    (18,112,604)     (14,113,893)       (9,108,333)    (4,652,342)  (14,980,183)    5,789,203
 NET ASSETS
 Beginning of period.....     70,932,291       85,046,184        38,075,917     42,728,259    87,893,391   392,886,449
-----------------------------------------------------------------------------------------------------------------------
 END OF PERIOD...........    $52,819,687      $70,932,291       $28,967,584    $38,075,917   $72,913,208  $398,675,652
-----------------------------------------------------------------------------------------------------------------------
 Undistributed net
  investment income
  (accumulated
  distributions in excess
  of net investment
  income)................    $   (95,813)     $  (305,808)      $   242,787    $   (21,199)  $    (5,097) $    (16,203)
-----------------------------------------------------------------------------------------------------------------------

 * During the period, the Fund changed its fiscal year end from September 30 to June 30.
** During the period, the Fund changed its fiscal year end from July 31 to June
   30.
                  See Combined Notes to Financial Statements.

[ARTWORK APPEARS HERE]
                     COMBINED NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION

The Evergreen Short and Intermediate Term Bond Funds consist of Evergreen Capital Preservation and Income Fund ("Capital Preservation Fund"), Evergreen Intermediate Term Bond Fund ("Intermediate Bond Fund"), Evergreen Intermediate Term Government Securities Fund ("Intermediate Government Fund") and Evergreen Short Intermediate Bond Fund ("Short Intermediate Fund"), (collectively, the "Funds"). Each Fund is a diversified series of Evergreen Fixed Income Trust (the "Trust"), a Delaware business trust organized on September 18, 1997. The Trust is an open end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Funds offer Class A, Class B, Class C and/or Class Y shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing distribution fee than Class A. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class B shares of Capital Preservation Fund and Intermediate Bond Fund purchased after January 1, 1997 will automatically convert to Class A shares after seven years. Class B shares of Capital Preservation Fund and Intermediate Bond Fund purchased prior to January 1, 1997 retain their existing conversion rights. For Intermediate Government Fund and Short Intermediate Fund, all Class B shares will automatically convert to Class A shares after seven years. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class Y shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Class Y shares are sold only to investment advisory clients of First Union Corporation ("First Union") and its affiliates, certain institutional investors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates as of December 30, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. VALUATION OF SECURITIES
U.S. government obligations held by the Funds are valued at the mean between the over-the-counter bid and asked prices. Corporate bonds, other fixed-income securities, and mortgage and other asset-backed securities are valued at prices provided by an independent pricing service. In determining value for normal institutional-size transactions, the pricing service uses methods based on market transactions for comparable securities and analysis of various relationships between similar securities which are generally recognized by institutional traders. Securities for which valuations are not available from an independent pricing service (including restricted securities) are valued at fair value as determined in good faith according to procedures established by the Board of Trustees.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. REPURCHASE AGREEMENTS
Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

[ARTWORK APPEARS HERE]
               COMBINED NOTES TO FINANCIAL STATEMENTS(continued)

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Capital Preservation Fund and Intermediate Bond Fund, along with certain other funds managed by Keystone Investment Management Company ("Keystone"), a subsidiary of First Union, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or federal agency obligations.

C. REVERSE REPURCHASE AGREEMENTS
To obtain short-term financing, the Capital Preservation Fund and Intermediate Bond Fund may enter into reverse repurchase agreements with qualified third-party broker-dealers. Interest on the value of reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the ultimate realization of the securities to be repurchased by the Fund may be delayed or limited.

D. FOREIGN CURRENCY
The books and records of the Funds are maintained in United States (U.S.) dollars. Foreign currency amounts are translated into U.S. dollars as follows: market value of investments, other assets and liabilities at the daily rate of exchange; purchases and sales of investments, income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gain (loss) resulting from changes in foreign currency exchange rates is a component of net unrealized appreciation (depreciation) on investments and foreign currency related transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency related transactions and the difference between the amounts of interest and dividend recorded on the books of the Fund and the amount actually received and is included in realized gain (loss) on foreign currency related transactions. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain (loss) on investments.

E. SECURITY TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts.

F. SECURITIES LENDING
In order to generate income and to offset expenses, the Funds may lend portfolio securities to brokers, dealers and other financial organizations. The Fund's investment adviser will monitor the creditworthiness of such borrowers. Loans of securities may not exceed 33 1/3% of a Fund's total assets and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, including interest. While such securities are out on loan, the borrower will pay the Fund any income accruing thereon and the Fund may invest the collateral in portfolio securities, thereby, increasing its return. Any gain or loss in the market price of the loaned securities, which occur during the term of the loan would affect the Fund and its investors. A Fund may pay reasonable fees in connection with such loans.

G. DISTRIBUTIONS
Distributions from net investment income for each Fund are declared daily and paid monthly. Distributions from net realized capital gains for each Fund, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The significant differences between financial statement amounts available for distributions and distributions made in accordance with

[ARTWORK APPEARS HERE]
               COMBINED NOTES TO FINANCIAL STATEMENTS(continued)

income tax regulations are primarily due to differing treatment for mortgage paydown gains (losses) and foreign currency related transactions.

H. CLASS ALLOCATIONS
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

I. FEDERAL INCOME TAXES
The Funds have qualified and intend to continue to qualify as regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable income and net capital gains, if any, to their shareholders. The Funds also intend to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal income taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

Capital losses incurred after October 31, within the Fund's fiscal year are deemed to arise on the first business day of the Fund's following fiscal year. The Short Intermediate Fund has incurred and will elect to defer post October losses of $683,000.

2. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with a par value of $0.001 authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C and/or Class Y. Transactions in shares of the Funds were as follows:

Capital Preservation Fund

                                                         Nine Months
                               Year Ended                   Ended                  Year Ended
                              June 30, 1998             June 30, 1997          September 30, 1996
                         ------------------------  ------------------------  ------------------------
                           Shares       Amount       Shares       Amount       Shares       Amount
------------------------------------------------------------------------------------------------------
CLASS A
Shares sold.............  1,684,678  $ 16,480,670     534,956  $  5,229,171     808,295  $  7,859,112
Shares issued in
 reinvestment of
 distributions..........     62,340       609,698      61,902       604,810      89,475       865,840
Shares redeemed ........ (1,502,907)  (14,712,976) (1,318,046)  (12,878,080)   (563,085)   (5,471,951)
------------------------------------------------------------------------------------------------------
Net increase
 (decrease).............    244,111  $  2,377,392    (721,188) $ (7,044,099)    334,685  $  3,253,001
------------------------------------------------------------------------------------------------------
CLASS B
Shares sold.............    212,637  $  2,082,936     182,841  $  1,788,928     282,004  $  2,742,007
Shares issued in
 reinvestment of
 distributions..........     99,464       974,126     114,536     1,119,992     187,040     1,829,883
Shares redeemed.........   (998,736)   (9,785,685) (1,459,187)  (14,270,487) (2,455,640)  (23,865,587)
------------------------------------------------------------------------------------------------------
Net decrease............   (686,635) $ (6,728,623) (1,161,810) $(11,361,567) (1,986,596) $(19,293,697)
------------------------------------------------------------------------------------------------------
CLASS C
Shares sold.............     89,775  $    879,537     164,962  $  1,613,166     215,390  $  2,090,764
Shares issued in
 reinvestment of
 distributions..........     17,696       173,140      13,283       129,806      12,718       127,771
Shares redeemed.........   (118,346)   (1,158,497)   (185,566)   (1,815,739)    (86,982)     (844,271)
------------------------------------------------------------------------------------------------------
Net increase
 (decrease).............    (10,875) $   (105,820)     (7,321) $    (72,767)    141,126  $  1,374,264
------------------------------------------------------------------------------------------------------

[ARTWORK APPEARS HERE]
               COMBINED NOTES TO FINANCIAL STATEMENTS(continued)

Intermediate Bond Fund

                                                        Eleven Months
                                  Year Ended                Ended                Year Ended
                                June 30, 1998           June 30, 1997          July 31, 1996
                           ------------------------  ---------------------  ---------------------
                             Shares       Amount      Shares     Amount      Shares     Amount
--------------------------------------------------------------------------------------------------
 CLASS A
 Shares sold.............     955,523  $  8,660,565   175,221  $ 1,566,271   258,497  $ 2,283,194
 Shares issued in
  acquisition of:
  Evergreen Intermediate
  Term Bond Fund II......     349,314     3,173,762         0            0         0            0
 Blanchard Short-Term
  Flexible Income Fund...  12,856,531   116,766,103         0            0         0            0
 Shares issued in
  reinvestment of
  distributions..........     263,979     2,392,256    45,592      404,429    52,934      469,775
 Shares redeemed.........  (1,958,558)  (17,753,140) (547,872)  (4,863,536) (465,961)  (4,141,580)
--------------------------------------------------------------------------------------------------
 Net increase
  (decrease).............  12,466,789  $113,239,546  (327,059) $(2,892,836) (154,530) $(1,388,611)
--------------------------------------------------------------------------------------------------
 CLASS B
 Shares sold.............     150,439  $  1,368,742   170,620  $ 1,528,256   555,555  $ 4,965,806
 Shares issued in
  acquisition of:
  Evergreen Intermediate
  Term Bond Fund II......     129,724     1,180,255         0            0         0            0
 Shares issued in
  reinvestment of
  distributions..........      36,150       328,759    46,270      411,336    63,537      565,232
 Shares redeemed.........    (403,520)   (3,667,231) (779,593)  (6,943,044) (808,199)  (7,205,208)
--------------------------------------------------------------------------------------------------
 Net decrease............     (87,207) $  (789,475)  (562,703) $(5,003,452) (189,107) $(1,674,170)
--------------------------------------------------------------------------------------------------
 CLASS C
 Shares sold.............     243,096  $  2,208,772    52,022  $   465,379   318,799  $ 2,871,565
 Shares issued in
  acquisition of:
  Evergreen Intermediate
  Term Bond Fund II......       5,677        51,630         0            0         0            0
 Shares issued in
  reinvestment of
  distributions..........      30,163       274,457    31,491      279,633    42,997      382,466
 Shares redeemed.........    (492,378)   (4,464,809) (311,128)  (2,773,712) (468,122)  (4,177,736)
--------------------------------------------------------------------------------------------------
 Net decrease............    (213,442) $ (1,929,950) (227,615) $(2,028,700) (106,326) $  (923,705)
--------------------------------------------------------------------------------------------------

                              January 26, 1998
                              (Commencement of
                              Class Operations)
                            through June 30, 1998
                           ------------------------
                             Shares       Amount
                           ------------------------
 CLASS Y
 Shares sold.............   1,335,378  $ 12,127,995
 Shares issued in
  acquisition of:
  Evergreen Intermediate
  Term Bond Fund II......   6,802,769    61,808,048
 Shares issued in
  reinvestment of
  distributions..........      44,309       401,520
 Shares redeemed.........  (1,165,196)  (10,576,639)
----------------------------------------------------
 Net increase............   7,017,260  $ 63,760,924
----------------------------------------------------

[ARTWORK APPEARS HERE]
               COMBINED NOTES TO FINANCIAL STATEMENTS(continued)

Intermediate Government Fund

                                 Year Ended                Year Ended
                                June 30, 1998             June 30, 1997
                           ------------------------  ------------------------
                             Shares       Amount       Shares       Amount
------------------------------------------------------------------------------
CLASS A
Shares sold...............    230,309  $  2,342,853      10,763  $    107,284
Shares issued in
 acquisition of Virtus
 U.S. Government
 Securities Fund..........  8,857,360    90,273,998
Shares issued in
 reinvestment of
 distributions............    118,050     1,202,780       2,429        24,330
Shares redeemed........... (1,323,352)  (13,483,204)     (5,953)      (59,462)
------------------------------------------------------------------------------
Net increase..............  7,882,367  $ 80,336,427       7,239  $     72,152
------------------------------------------------------------------------------
CLASS B
Shares sold...............     79,762  $    811,849      49,960  $    500,124
Shares issued in
 reinvestment of
 distributions............      2,377        24,146       1,735        17,379
Shares redeemed...........    (53,064)     (538,430)    (13,674)     (136,147)
------------------------------------------------------------------------------
Net increase..............     29,075  $    297,565      38,021  $    381,356
------------------------------------------------------------------------------
CLASS C
Shares sold...............     10,721  $    108,822       2,288  $     22,910
Shares issued in
 reinvestment of
 distributions............        496         5,037          85           967
Shares redeemed...........        (30)         (306)     (4,419)      (44,414)
------------------------------------------------------------------------------
Net increase (decrease)...     11,187  $    113,553      (2,046) $    (20,537)
------------------------------------------------------------------------------
CLASS Y
Shares sold...............  1,570,425  $ 15,931,860   3,476,575  $ 34,857,475
Shares issued in
 acquisition of Virtus
 U.S. Government
 Securities Fund..........  4,246,474    43,277,468           0             0
Shares issued in
 reinvestment
 distributions............    280,814     2,848,130     394,427     3,950,858
Shares redeemed........... (3,469,534)  (35,272,132) (5,437,776)  (54,410,883)
------------------------------------------------------------------------------
Net increase (decrease)...  2,628,179  $ 26,785,326  (1,566,774) $(15,602,550)
------------------------------------------------------------------------------

Short Intermediate Fund

                                Year Ended                  Year Ended
                               June 30, 1998               June 30, 1997
                         --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
--------------------------------------------------------------------------------
CLASS A
Shares sold.............     500,922  $   4,955,344      584,893  $   5,786,371
Shares issued in
 reinvestment of
 distributions..........      76,079        752,038       93,998        924,863
Shares redeemed.........    (674,862)    (6,681,274)    (775,720)    (7,650,833)
--------------------------------------------------------------------------------
Net decrease............     (97,861) $    (973,892)     (96,829) $    (939,599)
--------------------------------------------------------------------------------
CLASS B
Shares sold.............   1,023,010  $  10,138,464      520,912  $   5,138,212
Shares issued in
 reinvestment of
 distributions..........      78,547        778,080       87,527        862,791
Shares redeemed.........  (1,071,136)   (10,623,170)    (486,579)    (4,795,124)
--------------------------------------------------------------------------------
Net increase............      30,421  $     293,374      121,860  $   1,205,879
--------------------------------------------------------------------------------
CLASS C
Shares sold.............      64,686  $     642,818       35,729  $     354,646
Shares issued in
 reinvestment of
 distributions..........       4,490         44,480        4,508         44,442
Shares redeemed.........     (58,395)      (579,321)     (53,064)      (524,077)
--------------------------------------------------------------------------------
Net increase
 (decrease).............      10,781  $     107,977      (12,827) $    (124,989)
--------------------------------------------------------------------------------
CLASS Y
Shares sold.............  12,608,737  $ 124,781,811   11,302,391  $ 111,361,796
Shares issued in
 reinvestment of
 distributions..........   1,165,985     11,524,473    1,353,407     13,305,530
Shares redeemed......... (14,971,442)  (148,128,279) (12,121,462)  (119,339,801)
--------------------------------------------------------------------------------
Net increase
 (decrease).............  (1,196,720) $ (11,821,995)     534,336  $   5,327,525
--------------------------------------------------------------------------------

[ARTWORK APPEARS HERE]
               COMBINED NOTES TO FINANCIAL STATEMENTS(continued)

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended June 30, 1998:

                                       Cost of Purchases           Proceeds from Sales
                                  ---------------------------- ----------------------------
                                  U.S. Government    Other     U.S. Government    Other
                                  --------------- ------------ --------------- ------------
        Capital Preservation
         Fund...................   $ 34,505,283   $  7,001,629  $ 45,210,651   $          0
        Intermediate Bond Fund..    145,906,750    153,387,945   231,420,018     62,975,390
        Intermediate Government
         Fund...................     47,135,045              0    77,483,980              0
        Short Intermediate
         Fund...................    141,889,283    118,908,133   137,337,799    133,524,515

On June 30, 1998, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

                                                  Gross         Gross     Net Unrealized
                                      Tax       Unrealized   Unrealized    Appreciation
                                      Cost     Appreciation Depreciation  (Depreciation)
                                  ------------ ------------ ------------- --------------
        Capital Preservation
         Fund...................  $ 47,323,866  $  174,327   $  (112,334)   $   61,993
        Intermediate Bond Fund..   200,470,423   3,969,001      (642,164)    3,326,837
        Intermediate Government
         Fund...................   176,896,637   3,588,365       (41,690)    3,546,675
        Short Intermediate
         Fund...................   384,045,808   7,778,598    (5,839,915)    1,938,683

The Short Intermediate Fund loaned securities during the year ended June 30, 1998 to certain brokers who paid the Fund a negotiated lenders' fee. During the year ended June 30, 1998, the Fund earned $24,160 in income from securities lending. There were no securities on loan at June 30, 1998.

During the year ended June 30, 1998, the Capital Preservation and Intermediate Bond Funds had entered into reverse repurchase agreements as follows:

                                  Average Daily
                                     Balance    Weighted Average Maximum Amount
                                   Outstanding   Interest Rate    Outstanding*
                                  ------------- ---------------- --------------
        Capital Preservation
         Fund...................   $  440,893        5.746%       $ 1,015,161
        Intermediate Bond Fund..    1,160,425        5.325         33,086,957

         -------
         * The Maximum Amount Outstanding under reverse repurchase agreements includes accrued interest.

On June 30, 1998, the Intermediate Bond Fund had reverse repurchase agreements outstanding in the amount of $3,500,573 (including accrued interest) with in-terest rates varying from 4.25% to 5.90%.

As of June 30, 1998, the Funds had capital loss carryovers for federal income tax purposes as follows:

                                                               Expiration
                               --------------------------------------------------------------------------
                                 2000      2001       2002       2003       2004       2005       2006
                               -------- ---------- ---------- ---------- ---------- ---------- ----------
     Capital Preservation
      Fund...................        -- $5,685,000 $  197,000 $  642,000 $  254,000         --         --
     Intermediate Bond Fund..  $598,000  2,688,000  9,514,000    118,000    359,000 $1,200,000         --
     Intermediate Government
      Fund...................        --         --  9,743,000  2,020,000  4,450,000  3,660,000 $   39,000
     Short Intermediate
      Fund...................        --         --  6,021,000         --  4,049,000  4,374,000  1,743,000

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS"), serves as principal underwriter to the Funds.

Each Fund has adopted Distribution Plans for each class of shares, except Class Y, as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit each Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primar-ily of commissions and services fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called Distribution Plan ex-penses. Each class, except Class Y, currently pays a service fee equal to 0.25% of the average daily net assets of the class. The service fee for Class A shares of Short Intermediate is currently limited to 0.10% of average daily net assets. Class B and Class C of each Fund also pay distribution fees equal to 0.75% of the average daily net assets of each respective class. Distribution Plan expenses are calculated daily and paid monthly.

[ARTWORK APPEARS HERE]
               COMBINED NOTES TO FINANCIAL STATEMENTS(continued)

During the year ended June 30, 1998, amounts accrued or paid to EDI pursuant to each Fund's Class A, Class B and Class C Distribution Plans were as follows:

                                              Class A  Class B  Class C
                                              -------------------------
          Capital Preservation Fund.......... $ 33,973 $290,982 $40,971
          Intermediate Bond Fund.............  120,529  109,116  66,780
          Intermediate Government Fund.......   71,906    7,899   1,131
          Short Intermediate Fund............   16,363  212,701  10,110

For the year ended June 30, 1998, EDI waived Class A distribution fees for the Intermediate Government Fund in the amount of $54,649.

The principal underwriter may pay distribution fees greater than the allowable annual amounts the Funds are permitted to pay under the Distribution Plans. The Funds may reimburse the principal underwriter for such excess amounts in later years with annual interest at the prime rate plus 1.00%. With respect to Class B and Class C shares of the Capital Preservation Fund and the Intermediate Bond Fund, EDI intends but is not obligated to continue to pay distribution costs that exceed the current annual payments from the Funds. EDI intends to seek full payment of such distribution costs from the Funds at such time in the fu-ture as, and to the extent that, payment thereof by Class B and C shares would be within the permitted limits.

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of the respective class. However, for the Capital Preservation Fund and the Inter-mediate Bond Fund, after the termination of any Distribution Plan and subject to the discretion of the Independent Trustees, payments to EDI may continue as compensation for services which had been provided while the Distribution Plans were in effect.

5. INVESTMENT MANAGEMENT AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

Keystone is the investment adviser for the Capital Preservation Fund and the Intermediate Bond Fund and is paid a management fee that is computed daily and paid monthly. The management fee is computed at an annual rate of 2.00% of each Fund's gross investment income plus an amount determined by applying percentage rates, starting at 0.50% and declining to 0.25% per annum as net assets in-crease, to the average daily net asset value of each Fund.

Capital Management Group ("CMG") of First Union National Bank, a subsidiary of First Union, serves as the investment adviser to the Intermediate Government Fund and Short Intermediate Fund and is paid a management fee that is computed daily and paid monthly. For the Intermediate Government Fund, CMG is entitled to a fee at an annual rate of 0.60% of the Fund's average daily net assets. For the Short Intermediate Fund, CMG is entitled to a fee at an annual rate of 0.50% of the Fund's average daily net assets.

For each of the Funds, Evergreen Investment Services, Inc. ("EIS"), a subsidi-ary of First Union, is the administrator and BISYS serves as the sub-adminis-trator. As sub-administrator to the Funds, BISYS provides the officers of the Funds.

The administrator and sub-administrator for the Intermediate Government Fund and Short Intermediate Fund are entitled to an annual fee based on the average daily net assets of the funds administered by EIS for which First Union or its investment advisory subsidiaries are also the investment advisers. The adminis-tration fee is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets increase, to the average daily net asset value of each Fund. The sub-administration fee is calculated by applying percentage rates, which start at 0.01% and decline to 0.004% per annum as net assets increase, to the average daily net assets of each Fund.

As administrator for the Capital Preservation Fund and the Intermediate Bond Fund, EIS also provides facilities, equipment and personnel on behalf of the Fund's investment adviser and is reimbursed by the Fund for its services. For Capital Preservation Fund and Intermediate Bond Fund, the sub-administration fee is paid by Keystone and is not a fund expense.

[ARTWORK APPEARS HERE]
               COMBINED NOTES TO FINANCIAL STATEMENTS(continued)

For the Capital Preservation Fund and Intermediate Bond Fund, Keystone has vol-untarily limited the expenses, excluding indirectly paid expenses, to the fol-lowing rates based on the average daily net assets of each respective class:

                                                   Average Daily Net
                                                        Assets
                                                -----------------------
                                                Class A Class B Class C
                                                ------- ------- -------
          Capital Preservation Fund............  0.90%   1.65%   1.65%
          Intermediate Bond Fund...............  1.10%   1.85%   1.85%

For the year ended June 30, 1998, the adviser of the following Funds waived management fees as follows:

          Capital Preservation Fund............................. $212,054
          Intermediate Bond Fund................................  285,486

During the year ended June 30, 1998, the Funds paid or accrued to EIS the fol-lowing amounts for certain administrative services:

          Capital Preservation Fund............................. $  8,656
          Intermediate Bond Fund................................   17,249
          Intermediate Government Fund..........................   27,255
          Short Intermediate Fund...............................  100,665

Evergreen Service Company ("ESC"), a wholly-owned subsidiary of Keystone, serves as the transfer and dividend disbursing agent for the Funds. For certain accounts, First Union has been sub-contracted to maintain shareholder sub-ac-count records, take fund purchase and redemption orders and answer inquiries. For each account of the Intermediate Bond Fund, Intermediate Government Fund and Short Intermediate Fund, First Union earned a fee which in aggregate to-taled $16,870, $939, and $115,410, respectively for the year ended June 30, 1998.

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

6. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an expense offset arrangement with their custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

7. DEFERRED TRUSTEES' FEES

Each Independent Trustee of the Funds may defer any or all compensation related to performance of duties as a Trustee. Each Trustees' deferred balances are al-located to deferral accounts which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the in-vestment performance of certain Evergreen Funds. Any gains earned or losses in-curred in the deferral accounts are reported in each Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly install-ments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.

8. ACQUISITIONS

The Intermediate Bond Fund was organized for the purpose of combining the as-sets of the Keystone Intermediate Term Bond Fund and Evergreen Intermediate Term Bond Fund II (formerly, the Evergreen Intermediate-Term Bond Fund).

On January 21, 1998, prior to the combination of assets into Intermediate Bond Fund, Evergreen Intermediate Term Bond Fund II transferred substantially all of its net assets attributable to its Class Y shares to Evergreen Select Core Bond Fund, an institutional fund, through a redemption-in-kind in the amount of ap-proximately $108,000,000.

Effective on the close of business on January 23, 1998, Intermediate Bond Fund acquired all the remaining assets and assumed certain liabilities of Evergreen Intermediate Term Bond Fund II in exchange for Class A,

[ARTWORK APPEARS HERE]
               COMBINED NOTES TO FINANCIAL STATEMENTS(continued)

Class B, Class C and Class Y shares of the Intermediate Bond Fund. Also, the Intermediate Bond Fund acquired all the assets and assumed certain liabilities of Keystone Intermediate Term Bond Fund in exchange for Class A, Class B and Class C shares of Intermediate Bond Fund.

Effective on the close of business on February 28, 1998, Intermediate Bond Fund acquired all of the assets and assumed certain liabilities of Blanchard Short-Term Flexible Income Fund in an exchange for Class A shares of Intermediate Bond Fund. Also, the Intermediate Government Fund acquired all of the assets and assumed certain liabilities of Virtus U.S. Government Securities Fund in an exchange for Class A shares of Intermediate Government Fund.

All of the above acquisitions were accomplished by a tax-free exchange of the respective shares of each respective fund. The value of assets acquired, number of shares issued, unrealized appreciation acquired and the aggregate net assets of each Fund immediately after the acquisition are as follows:

                                                                                    Number of                Net Assets
       Acquiring                          Acquired                   Value of Net     Shares    Unrealized     After
          Fund                              Fund                    Assets Acquired   Issued   Appreciation Acquisition
------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund..  Evergreen Intermediate Term Bond Fund II   $ 66,213,695    7,287,484  $  616,992  $ 93,235,040
Intermediate Bond Fund..  Blanchard Short-Term Flexible Income Fund   116,766,103   12,856,531   2,511,574   211,601,433
Intermediate Government
 Fund...................  Virtus U.S. Government Securities Fund      133,551,466   13,103,834   1,895,706   201,883,701

9. FINANCING AGREEMENT

On October 31, 1996, a financing agreement between all of the Evergreen Funds, State Street Bank & Trust ("State Street") and a group of banks (collectively, the "Banks") became effective. Under this agreement, the Banks provided an unsecured credit facility in the aggregate amount of $225 million ($112.5 mil-lion committed and $112.5 million uncommitted) allocated evenly between the Banks. Borrowings under this facility bore interest at 0.75% per annum above the Federal Funds rate. A commitment fee of 0.10% per annum was incurred on the unused portion of the committed facility, which was allocated to all partici-pating funds. State Street served as administrative agent for the Banks, and as agent was entitled to a fee of $15,000 which is allocated to all of the Ever-green Funds. This agreement was terminated on October 31, 1997.

On October 31, 1997, a temporary financing agreement between all of the Ever-green Funds and First Union became effective. Under this agreement, First Union provided a fully committed unsecured credit facility in the aggregate amount of $300 million. Borrowings under this facility bore interest at 1.00% per annum above the Federal Funds rate. State Street served as administrative agent under this agreement, but received no compensation for its services.

On December 22, 1997, a financing agreement among all of the Evergreen Funds, State Street and a group of Banks became effective. Under this agreement, the Banks provide an unsecured credit facility in the aggregate amount of $400 mil-lion ($275 million committed and $125 million uncommitted). The credit facility is allocated evenly among the Banks, except that $15 million of the committed facility is being provided to the Funds by State Street under a swing line fa-cility. The credit facility is to be accessed by the Funds for temporary or emergency purposes only and is subject to each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Fed-eral Funds rate. A commitment fee of 0.065% per annum will be incurred on the unused portion of the committed facility, which will be allocated to all par-ticipating funds. For its assistance in arranging this financing agreement, the Capital Market Group of First Union was paid a one time arrangement fee of $27,500. State Street serves as administrative agent for the Banks, and as ad-ministrative agent is entitled to a fee of $20,000 per annum which is allocated to all of the Funds.

During the year ended June 30, 1998, the Funds had no borrowings under these agreements.

[ARTWORK APPEARS HERE]
                          INDEPENDENT AUDITOR'S REPORT
Trustees and Shareholders
Evergreen Fixed Income Trust

We have audited the accompanying statements of assets and liabilities, includ-ing the schedules of investments, of Evergreen Capital Preservation and Income Fund, Evergreen Intermediate Term Bond Fund, Evergreen Intermediate Term Gov-ernment Securities Fund and Evergreen Short Intermediate Bond Fund (the "Funds") of Evergreen Fixed Income Trust (the "Trust") as of June 30, 1998, and the related statements of operations for the year then ended, and the state-ments of changes in net assets, and financial highlights for each of the years or periods presented below:

  Evergreen Capital Preservation and Income Fund--statements of changes in net assets for the year ended June 30, 1998, the nine months ended June 30, 1997 and the year ended September 30, 1996, and financial highlights for the years or periods presented on pages 16 through 18.

  Evergreen Intermediate Term Bond Fund--statements of changes in net assets for the year ended June 30, 1998, the eleven months ended June 30, 1997 and the year ended July 31, 1996, and financial highlights for the years or pe-riods presented on pages 19 through 21.

  Evergreen Intermediate Term Government Securities Fund--statements of changes in net assets for each of the years in the two year period ended June 30, 1998, and financial highlights for the years or periods presented on pages 22 through 23, except for the periods ended prior to June 30, 1996. The financial highlights for the periods ended prior to June 30, 1996 were audited by other auditors whose report dated October 6, 1995 expressed an unqualified opinion therein.

  Evergreen Short Intermediate Bond Fund--statements of changes in net assets for each of the years in the two year period ended June 30, 1998, and fi-nancial highlights for the years or periods presented on pages 24 through 26.

These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall fi-nancial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ever-green Capital Preservation and Income Fund, Evergreen Intermediate Term Bond Fund, Evergreen Intermediate Term Government Securities Fund and Evergreen Short Intermediate Bond Fund, funds of Evergreen Fixed Income Trust, as of June 30, 1998, the results of their operations, changes in their net assets and fi-nancial highlights for each of the years or periods specified in the first par-agraph above, in conformity with generally accepted accounting principles.

                                      KPMG Peat Marwick LLP

Boston, Massachusetts
July 31, 1998

[ARTWORK APPEARS HERE]

ADDITIONAL INFORMATION (UNAUDITED)

On December 15, 1997, a special meeting of shareholders for the Capital Preser-vation Fund, Intermediate Government Fund and Short Intermediate Fund was held to consider a number of proposals with the following number of shares repre-sented at the meeting. On October 16, 1997, the record date for the meeting, the Funds had the following shares outstanding:

                                                                       Short
                                       Capital       Intermediate   Intermediate
                                  Preservation Fund Government Fund     Fund
                                  ----------------------------------------------
Record Date Shares Outstanding..      4,899,426        7,216,931     39,427,061
Shares represented at meeting...      2,791,778        3,863,879     36,315,562
Percentage of record date shares
 represented at meeting.........          56.98%           53.54%         92.11%
     PROPOSAL 1 - THE PROPOSED
      REORGANIZATION OF THE FUND
      AS A SERIES OF THE
      EVERGREEN FIXED INCOME
      TRUST, A DELAWARE BUSINESS
      TRUST:
     Shares voted "For".........      2,531,048        3,819,294     31,241,583
     Shares voted "Against".....         50,245           38,882        114,679
     Shares voted "Abstain".....        210,485            5,703      4,959,300
     PROPOSAL 2 -
      RECLASSIFICATION AS NON-
      FUNDAMENTAL INVESTMENT
      OBJECTIVE OF THIS FUND
      WHOSE INVESTMENT OBJECTIVE
      IS CURRENTLY CLASSIFIED AS
      FUNDAMENTAL:
     Shares voted "For".........      2,443,185        3,818,694     31,213,583
     Shares voted "Against".....         91,604           38,882        121,618
     Shares voted "Abstain".....        256,989            6,303      4,980,361
     PROPOSAL 3 - CHANGES TO
      FUNDAMENTAL INVESTMENT
      RESTRICTIONS:
     To amend the Fundamental
      restriction concerning
      diversification of
      investments:
     Shares voted "For".........      2,435,995        3,822,428     30,953,772
     Shares voted "Against".....        103,440           38,882        363,495
     Shares voted "Abstain".....        252,343            2,569      4,998,295
     To amend the Fundamental
      restriction concerning
      concentration of a Fund's
      assets in a particular
      industry:
     Shares voted "For".........      2,437,255        3,822,428     30,953,772
     Shares voted "Against".....        102,180           38,882        363,495
     Shares voted "Abstain".....        252,343            2,569      4,998,295
     To amend the Fundamental
      restriction concerning the
      issuance of senior
      securities:
     Shares voted "For".........      2,438,791        3,822,428     30,953,772
     Shares voted "Against".....        101,399           38,882        363,495
     Shares voted "Abstain".....        251,588            2,569      4,998,295
     To amend the Fundamental
      restriction concerning
      borrowing:
     Shares voted "For".........      2,437,013        3,822,428     30,953,772
     Shares voted "Against".....        103,177           38,882        363,495
     Shares voted "Abstain".....        251,588            2,569      4,998,295
     To amend the Fundamental
      restriction concerning
      underwriting:
     Shares voted "For".........      2,438,249        3,822,428     30,953,772
     Shares voted "Against".....        101,186           38,882        363,495
     Shares voted "Abstain".....        252,343            2,569      4,998,295
     To amend the Fundamental
      restriction concerning
      investments in real
      estate:
     Shares voted "For".........      2,438,249        3,822,428     30,953,772
     Shares voted "Against".....        101,941           38,882        363,495
     Shares voted "Abstain".....        251,588            2,569      4,998,295
     To amend the Fundamental
      restriction concerning
      commodities:
     Shares voted "For".........      2,437,255        3,822,428     30,953,772
     Shares voted "Against".....        102,935           38,882        363,495
     Shares voted "Abstain".....        251,588            2,569      4,998,295
     To amend the Fundamental
      restriction concerning
      lending:
     Shares voted "For".........      2,438,249        3,822,428     30,953,772
     Shares voted "Against".....        101,941           38,882        363,495
     Shares voted "Abstain".....        251,588            2,569      4,998,295

[ARTWORK APPEARS HERE]
ADDITIONAL INFORMATION (UNAUDITED) (continued)

                                                                      Short
                                      Capital       Intermediate   Intermediate
                                 Preservation Fund Government Fund     Fund
                                 ----------------------------------------------
     To amend the Fundamental
      restriction concerning
      unseasoned issuers:
     Shares voted "For".........     2,439,004              N/A            N/A
     Shares voted "Against".....       101,186              N/A            N/A
     Shares voted "Abstain".....       251,588              N/A            N/A
     To amend the Fundamental
      restriction concerning
      control or management:
     Shares voted "For".........           N/A        3,822,428     30,953,772
     Shares voted "Against".....           N/A           38,882        363,495
     Shares voted "Abstain".....           N/A            2,569      4,998,295
     To amend the Fundamental
      restriction concerning
      short sales:
     Shares voted "For".........     2,439,004        3,822,428      3,238,335
     Shares voted "Against".....       101,186           38,882        255,636
     Shares voted "Abstain".....       251,588            2,569        182,401
     To amend the Fundamental
      restriction concerning
      other investment
      companies:
     Shares voted "For".........     2,439,004        3,822,428            N/A
     Shares voted "Against".....       101,186           38,882            N/A
     Shares voted "Abstain".....       251,588            2,569            N/A
     To amend the Fundamental
      restriction concerning
      other investment
      companies:
     Shares voted "For".........     2,439,004        3,822,428            N/A
     Shares voted "Against".....       101,186           38,882            N/A
     Shares voted "Abstain".....       251,588            2,569            N/A

--------------------------------------------------------------------------------
                               Table of Contents
--------------------------------------------------------------------------------


Letter to Shareholders ...................................................     1

Evergreen Capital Preservation and Income Fund

  Fund at a Glance .......................................................     2
  Portfolio Manager Interview ............................................     3

Evergreen Intermediate Term Bond Fund

  Fund at a Glance .......................................................     6
  Portfolio Manager Interview ............................................     7

Evergreen Intermediate Term Government Securities Fund

  Fund at a Glance .......................................................    10
  Portfolio Manager Interview ............................................    11

Evergreen Short Intermediate Bond Fund

  Fund at a Glance .......................................................    13
  Portfolio Manager Interview ............................................    14

Financial Highlights

  Evergreen Capital Preservation
    and Income Fund ......................................................    16
  Evergreen Intermediate Term
    Bond Fund ............................................................    19
  Evergreen Intermediate Term
    Government Securities Fund ...........................................    22
  Evergreen Short Intermediate
    Bond Fund ............................................................    24

Schedule of Investments

  Evergreen Capital Preservation
    and Income Fund ......................................................    27
  Evergreen Intermediate Term
    Bond Fund ............................................................    29
  Evergreen Intermediate Term
    Government Securities Fund ...........................................    34
  Evergreen Short Intermediate
    Bond Fund ............................................................    35

Statements of Assets and Liabilities .....................................    38

Statements of Operations .................................................    39

Statements of Changes in Net Assets--
  Year ended June 30, 1998 ...............................................    40

Statements of Changes in Net Assets--
  Prior Periods ..........................................................    41

Combined Notes to Financial
Statements ...............................................................    42

Independent Auditor's Report .............................................    51

Additional Information ...................................................    52


--------------------------------------------------------------------------------
                                Evergreen Funds
--------------------------------------------------------------------------------

Evergreen Funds is one of the nation's fastest growing investment companies with approximately $52 billion in assets under management.

With over 70 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broader range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.


This annual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

                ----------------------------------------------------------------
  Mutual Funds:  ARE NOT FDIC INSURED  May lose value . Are not bank guaranteed
                ----------------------------------------------------------------

                        Evergreen Funds Distributor, Inc.
      Evergreen(SM) is a Service Mark of Evergreen Investment Services, Inc.

                             Letter to Shareholders
                             ----------------------
                                  August 1998

[PHOTO APPEARS HERE]
William M. Ennis
Managing Director


Dear Shareholders:

The bond market continued its remarkable rally for the fiscal year that concluded on June 30, 1998, and provided few reasons to be pessimistic about the remainder of 1998. While short- and intermediate-term bond funds did not benefit from the rally as fully as longer-maturity (and riskier) funds, the more conservative funds still provided generous returns in absolute terms.

The Year in Review

As economic growth has moderated -- in part the result of the financial and currency crisis in Asia--fears of inflation in the United States have subsided, and interest rates have continued their decline. Not all sectors of the bond market were affected to the same degree, however. Longer-term bonds experienced the greatest decline in interest rates, which meant that their prices tended to rise the most. During the 12 months that ended on June 30, 1998, the 30-year Treasury fell by more than a full percentage point, from 6.78% to 5.63%. Short- and intermediate-term yields also fell, but far less dramatically. By the end of the period, the yield of the 10-year Treasury was 5.45% and the yield of the one-year Treasury was 5.37%. In light of the 5.63% yield on the 30-year Treasury Bond, one can recognize a classic case of what investment professionals call a "flat yield curve" with a very narrow difference between longer- and shorter-maturity yields.

Potential Opportunity

The financial markets never remain static, however, and it is very possible that the recent relative underperformance of shorter- and intermediate-term bonds may have created opportunity.

In light of the evidence that the pace of economic growth in the United States is starting to slow and that inflation remains under control, it appears possible that interest rates may decline even further, with the Federal Reserve Board easing monetary policy and lowering short-term rates. This scenario would be extremely positive for short- and intermediate-term funds, as their yields have the potential to decline the most.

One doesn't have to "bet" on this scenario, however, to appreciate the strong relative value of a conservative portfolio of short- and intermediate-maturity bonds. In the wake of extraordinary rallies in both the long-term bond market and the stock market, it makes increasing sense for prudent investors to diversify and reduce their overall risk by maintaining at least part of their portfolio in lower-risk, fixed income portfolios.

Cost Savings

Over the past year during our transition of combining Evergreen and Keystone funds, we have been striving for efficiencies in our fund administration. We have realigned the funds' fiscal year ends by asset class and combined them in semiannual and annual reports, and prospectuses. This reduces the number of different reports and prospectuses, as well as reduces overall costs through efficiencies in printing and mailing.

Another change we have made is in the way we mail your funds' information. Wherever possible, we are trying to combine your funds' required mailings so that you only receive one per household, based on the registration's last name and exact address./1/ This reduces the mailing costs, not to mention the amount of paper needed to print. This in turn benefits your funds by reducing the overall expenses. If you prefer to receive separate copies of reports and prospectuses for each registered holder in your household, please notify us by calling the number on your statement and we will adjust our records accordingly.

The Evergreen Commitment

At Evergreen Funds, we are committed to providing a broad array of funds with complementary objectives and strategies to help investors and their financial advisors assemble personal portfolios that make sense for their needs and risk tolerances over the long run. If you have any questions about the Evergreen Short and Intermediate Term Bond Funds or other Evergreen funds, we encourage you to consult your financial advisor or call us at 800.343.2898.

Thank you for your continued investment with Evergreen Funds.

Sincerely,

/s/ William M. Ennis

William M. Ennis
Managing Director
Evergreen Funds

/1/ If you purchased your shares through a financial advisor, we may not be able to consolidate your mailings by last name and address, as the brokerage firm controls the mailings.

--------------------------------------------------------------------------------
                                   EVERGREEN

                      Capital Preservation And Income Fund
--------------------------------------------------------------------------------
                      Fund at a Glance as of June 30, 1998


The biggest move in our strategy has been to reduce our emphasis on adjustable rate mortgages.

     Portfolio
    Management
    ----------

[PHOTO APPEARS HERE]

   Gary E. Pzegeo
 Tenure:  April 1997

--------------------------------------------------------------------------------
                           CURRENT INVESTMENT STYLE
--------------------------------------------------------------------------------

Quantity    Duration
            Short       Intermediate      Long
High           X
Medium
Low

Morningstar's Style Box is based on a portfolio date as of 6/30/98.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.
Source: 1998 Morningstar, Inc.


                                    * * * *

                             4-star by Morningstar/1/
                    (For overall period ended June 30, 1998)


--------------------------------------------------------------------------------
                           Performance and Returns*
--------------------------------------------------------------------------------
                                            Class A      Class B        Class C
Inception Date                             12/30/94       7/1/91         2/1/93
 ................................................................................
Average Annual Returns
 ................................................................................
1 year with sales charge                     1.82%        (0.54%)        3.54%
 ................................................................................
1 year w/o sales charge                      5.24%         4.42%         4.53%
 ................................................................................
3 years                                      4.93%         4.44%         5.39%
 ................................................................................
5 years                                        --          4.09%         4.45%
 ................................................................................
Since Inception                              5.67%         4.50%         4.55%
 ................................................................................
Maximum Sales Charge                         3.25%         5.00%         1.00%

                                           Front End       CDSC          CDSC
 ................................................................................
30-day SEC Yield                             5.13%         4.38%         4.37%
 ................................................................................
12-month distributions per share         $   0.57      $   0.49      $   0.49
 ................................................................................
*    Adjusted for maximum applicable sales charge




--------------------------------------------------------------------------------
                               LONG TERM GROWTH
--------------------------------------------------------------------------------

                            [LINEGRAPH APPEARS HERE]



                      CPI          6 Month Treasury Bill     Class B Shares
     6/30/91         10,000               10,000                  10,000
     6/30/92         10,309               10,453                  10,644
     6/30/93         10,618               10,787                  10,961
     6/30/94         10,882               11,174                  11,101
     6/30/95         11,213               11,815                  11,642
     6/30/96         11,518               12,439                  12,292
     6/30/97         11,787               13,099                  13,034
     6/30/98         11,993               13,787                  13,610



Comparison of a $10,000 investment in Evergreen Capital Preservation and Income Fund, Class B shares, versus a similar investment in a 6-Month Treasury Bill and the Consumer Price Index (CPI).


Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The 6-Month Treasury Bill does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                                   EVERGREEN

                      Capital Preservation and Income Fund
--------------------------------------------------------------------------------

                          Portfolio Manager Interview

--------------------------------------------------------------------------------
How did the Fund perform during the year?
--------------------------------------------------------------------------------

The Fund had strong relative performance, despite an unfriendly environment for investors in adjustable rate mortgages. For the 12 months that ended on June 30, 1998, the Fund's Class A shares had a total return of 5.24%, while the Class B and C shares had total returns of 4.42% and 4.53%, respectively. These returns are unadjusted for any applicable sales charges. All three classes of shares were rated four-stars, the second highest rating, by Morningstar, another monitor of mutual fund performance, as of June 30, 1998./1/

In a difficult period for adjustable rate mortgages, the Fund was able to maintain a relatively stable net asset value. The net asset value of Class A shares began the fiscal period at $9.80 and ended the period at $9.73.


--------------------------------------------------------------------------------
                                   Portfolio
                                Characteristics
                                ---------------
--------------------------------------------------------------------------------

     Total Net Assets                                   $48,050,193
     ..............................................................
     Average Credit Quality                                     AAA
     ..............................................................
     Average Maturity                                     5.0 years
     ..............................................................
     Average Duration                                     0.4 years
     ..............................................................
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Why was the environment for adjustable rate mortgages so difficult?
--------------------------------------------------------------------------------

We are in an unprecedented environment for adjustable rate mortgages. We have never seen the combination of such low interest rates and such a narrow difference between the yields of long-term and short-term securities since adjustable rate mortgages became a viable part of the bond market. To illustrate, on June 30, 1998, the 10-year Treasury Bond offered a yield of 5.45%, while the 1-year Treasury Bill paid a yield of 5.37%.

This combination of low rates and narrow difference between the yields of long-term and short-term securities has created a compelling incentive for homeowners, particularly those with adjustable rate mortgages, to refinance into fixed mortgages at low interest rates. As a result, prepayments of existing mortgages, particularly adjustable rate mortgages, are coming very fast. A study we did on certain types of adjustable rate mortgages that originated in 1995 indicated that prepayments are up 40% from their level before the current wave, while mortgages that originated in 1988 are up 80%. The prepayments of newer mortgages still are much higher in absolute terms, but even the holders of more seasoned mortgages, who usually are less prone to refinancing, are considering refinancing.

/1/ Source: Morningstar, Inc. Morningstar's proprietary ratings reflect historical risk-adjusted performance as of June 30, 1998, for Class A, B, and C shares. These ratings are subject to change monthly and are calculated from the Fund's 3-, 5-, and 10-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns. The Fund's Class A shares received 4 stars for the overall and 3-year periods ended June 30, 1998. The Fund's Class B and C shares received 4 stars for the overall, 3-, and 5-year periods ended June 30, 1998. The Fund was rated among 1,468 taxable bond funds for the 3-year period and 890 taxable bond funds for the 5-year period ended June 30, 1998. The top 10% of rated funds in an investment category receive five stars, the next 22.5% receive four stars. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
                                   EVERGREEN

                      Capital Preservation And Income Fund
--------------------------------------------------------------------------------

                          Portfolio Manager Interview


This refinancing wave is also propelled by the fact that, because interest rates have been low for some time, mortgage brokers have had ample opportunity to advertise to encourage refinancing. In addition, the economic recovery in the United States has given people the opportunity either to move into larger, more expensive homes or to refinance their existing homes without any risk to their existing home equity. In either scenario, older mortgages were retired.

The consequence of this increased refinancing has been a very poor market for adjustable rate mortgages. Existing mortgage-backed securities either have been called back or they have lost part of their value. This is why the Fund's net asset value has slipped somewhat during the 12 months.

--------------------------------------------------------------------------------
In light of this unfriendly environment, what have been your principal strategies?
--------------------------------------------------------------------------------

The biggest move in our strategy has been to reduce our emphasis on adjustable rate mortgages. We wanted to move out of the most vulnerable sector of the environment I have just been describing. We did this to protect both the income stream and the principal value of the Fund. We can't completely escape from the negative effects of the environment, but we can reduce the impact while keeping the Fund's identity and objective as an adjustable rate mortgage fund. By prospectus, under ordinary circumstances, the Fund will invest at least 65% of its assets in of its assets in adjustable rate securities.

During the fiscal year, the Fund reduced its emphasis on adjustable rate mortgages from 91% of assets to 69%.


[PIE CHART APPEARS HERE]
--------------------------------------------------------------------------------
                            ASSET ALLOCATION 6/30/98
--------------------------------------------------------------------------------
(as a percentage of portfolio assets)

                       Adjustable Rate Mortgages -- 69%
                       Fixed Rate Securities -- 29%
                       Cash -- 2%

--------------------------------------------------------------------------------
                            Asset Allocation 6/30/97
--------------------------------------------------------------------------------
(as a percentage of portfolio assets)

                       Adjustable Rate Mortgages -- 91%
                       Fixed Rate Securities -- 6%
                       Cash -- 3%

Within the 29% of portfolio assets invested in fixed-rate securities on June 30, 1998, 15% were invested in fixed rate mortgages, 9% were invested in asset-backed securities such as automobile loan receivables, 4% were invested in Treasuries, and 1% were invested in government agency securities.

We also pursued an additional strategy to protect the performance of the Fund. Within the adjustable rate mortgage allocation of the Fund, we sold some seasoned adjustable rate securities to buy hybrid adjustable rate mortgages. These are newer mortgage products that guarantee a fixed interest rate for a stated period of time -- often either three or five years -- before the rate starts floating. These have proven popular with homeowners, and they offer the Fund significantly more prepayment protection than a traditional adjustable rate security. At the end of the fiscal year, about 7% of net assets were invested in these hybrid mortgages. Both the increased emphasis

--------------------------------------------------------------------------------
                                   EVERGREEN

                      Capital Preservation And Income Fund
--------------------------------------------------------------------------------

                          Portfolio Manager Interview



on fixed rate securities and the allocation to hybrid mortgages helped the Fund's performance during the fiscal year.

The Fund invested only in securities issued by the U.S. government or government agencies or AAA-rated asset-backed and mortgage-backed securities, so the average credit rating has remained at AAA.

--------------------------------------------------------------------------------
What is your outlook?
--------------------------------------------------------------------------------

We expect interest rates to remain low, with a continuation of the narrow difference between short- and long-term interest rates. The principal factors driving interest rates are inflation and growth. We expect inflation to remain restrained and economic growth to be moderate or even slower than at the present time. In addition, the U.S. government's budget surplus means that the Treasury is borrowing less money and this also puts downward pressure on interest rates.

The big story continues to be Asia. The economic crisis in Asia is beginning to have an effect on some sectors of the domestic economy, such as manufacturing. For example, jobs in goods-producing industries grew by just 1.6% during the 12 months ending June 30, 1998, while jobs in service industries grew by 2.9%. Moreover, the growth of jobs in goods-producing industries has started to decline. Slower economic growth tends to keep interest rates low.

In such an environment, prepayments of adjustable rate mortgages are likely to continue to run at a faster pace than a year ago. If rates were to move even lower, we probably would see renewed pressure on adjustable rate mortgage securities.

Given this outlook, we do not anticipate increasing the Fund's allocation to adjustable rate mortgages beyond the present allocation. Although the prices of these securities have declined significantly, we are not ready to start buying more until we see a change in interest rate trends.

If we were to see more concrete signs that Asian countries were beginning to introduce meaningful economic reforms, it is possible that interest rates could turn around as investors would again become concerned about the level of growth in the United States. If interest rates were to start moving up, prepayments of adjustable rate mortgages would start to decline and the sector would stabilize.

--------------------------------------------------------------------------------
                                   EVERGREEN

                          Intermediate Term Bond Fund
--------------------------------------------------------------------------------

                      Fund at a Glance as of June 30, 1998

Two significant steps we took during the past six months were to invest in European mortgage-backed securities and to reduce substantially the emphasis on U.S. mortgage-related securities.


Portfolio
Management
----------

[PHOTO APPEARS HERE]

Chris Conkey
Tenure:  January 1998

--------------------------------------------------------------------------------
                           CURRENT INVESTMENT STYLE
--------------------------------------------------------------------------------

Quality    Duration
            Short       Intermediate      Long
High
Medium                        X
Low

Morningstar's Style Box is based on a portfolio date as of 6/30/98.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

Source: 1998 Morningstar, Inc.


--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS*
--------------------------------------------------------------------------------
                                          Class A  Class B   Class C  Class Y**
Inception Date                            2/13/87  2/1/93     2/1/93   1/26/98
 ................................................................................
Average Annual Returns
 ................................................................................
1 year with sales charge                   5.28%    2.89%     7.01%     n/a
 ................................................................................
1 year w/o sales charge                    8.82%    7.89%     8.01%      --
 ................................................................................
3 years                                    6.13%    5.60%     6.49%      --
 ................................................................................
5 years                                    5.27%    4.84%     5.18%      --
 ................................................................................
10 years                                   7.19%      --       --        --
 ................................................................................
Since Inception                            6.43%    5.37%     5.52%     2.58%
 ................................................................................
Maximum Sales Charge                       3.25%    5.00%     1.00%      n/a
                                         Front End  CDSC      CDSC
 ................................................................................
30-day SEC Yield                           5.50%    4.94%     4.94%     5.94%
 ................................................................................
12-month distributions per share       $   0.62  $  0.55   $  0.55   $  0.24
 ................................................................................
*    Adjusted for maximum applicable sales charge

** Class Y shares were introduced in January 1998 and do not have any annual returns yet.

--------------------------------------------------------------------------------
                                Long Term Growth
--------------------------------------------------------------------------------

                      CPI             LBITGCBI        Class A Shares
     6/30/88         10,000            10,000             9,675
     6/30/89         10,517            11,022            10,196
     6/30/90         11,008            11,884            10,688
     6/30/91         11,525            13,135            11,710
     6/30/92         11,881            14,864            13,373
     6/30/93         12,237            16,424            14,980
     6/30/94         12,542            16,382            14,805
     6/30/95         12,924            18,082            16,205
     6/30/96         13,275            18,987            16,905
     6/30/97         13,585            20,359            18,398
     6/30/98         13,822            22,088            20,021


Comparison of a $10,000 investment in Evergreen Intermediate Term Bond Fund, Class A shares, versus a similar investment in the Lehman Brothers Intermediate Government/Corporate Bond Index (LBIGCBI) and the Consumer Price Index (CPI).



Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The LBIGCBI is an unmanaged index and does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                                   EVERGREEN

                          Intermediate Term Bond Fund
--------------------------------------------------------------------------------

                          Portfolio Manager Interview


--------------------------------------------------------------------------------
How did the Fund perform during the 12-month period that ended on June 30, 1998?
--------------------------------------------------------------------------------

The Fund performed well relative to the intermediate-term bond market. For the fiscal year ending June 30, the Fund's Class A shares had a total return of 8.82%. During the same period, the Fund's Class B and C shares had returns of 7.89% and 8.01%, respectively. These returns are unadjusted for any applicable sales charges. During the same 12-month period, the Lehman Brothers Intermediate Government/Corporate Bond Index had a return of 8.54%.

--------------------------------------------------------------------------------
                                   Portfolio
                                Characteristics
                                ---------------
--------------------------------------------------------------------------------
Total Net Assets           $203,645,350
 ................................................................................
Average Credit Quality     A+
 ................................................................................
Average Maturity           7.2 years
 ................................................................................
Average Duration           4.7 years
 ................................................................................
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
How would you describe the investment environment during the period?
--------------------------------------------------------------------------------

It was a very positive environment for fixed income investments. Interest rates fell significantly over the year, with a dramatic flattening of the yield curve. Flattening of the yield curve occurs when long-term bond yields fall by more than short-term yields in a declining rate environment. It also could happen if short-term yields rose by more than long-term yields in a rising rate environment. During the 12 months ended June 30, 1998, the yield on a one-year Treasury fell by 0.28%, from 5.65% to 5.37%. At the same time, the yield on a 30-year Treasury fell by 1.15%, from 6.78% to 5.63%. This was clearly a significant event, with bond prices tending to rise as rates fell. It also benefited bonds with longer maturities, which performed better than bonds with short- or intermediate-term maturities. During the year, higher-quality securities tended to outperform lower-quality securities within the investment grade bond universe. In general, higher quality bonds tend to do better when rates fall.

There also were other factors that impacted the returns of the financial markets during the period. One was very low inflation -- the lowest since the 1960s. This was partly the result of the tight monetary and tight fiscal policies in the United States. The federal government now has a budget surplus -- the first since 1969. All things being equal, a budget surplus is disinflationary. The second factor affecting the bond market is the impact of the Asian financial crisis.

--------------------------------------------------------------------------------
How is the financial and currency crisis in Asia affecting the bond market in the United States?
--------------------------------------------------------------------------------

There are several ways the crisis in Asia is affecting the bond market. The first influence was to lower expectations of inflation, which helped stimulate the decline in long-term interest rates and the rise in bond prices. Currency depreciation in Asia has translated into currency appreciation in other countries, particularly the United States. A stronger currency makes goods manufactured in foreign countries cheaper in the United States, so the impact of the currency depreciation in Asia over the past year has been essentially disinflationary. While this is positive for U.S. consumers of imported products, it is negative for U.S. firms that compete with Asian exporters. So the initial impact of lower inflation expectations was obviously a boon to consumers and corporations, stimulating the housing market and capital spending by business. In the longer run, however, slower growth in Asian economies will sharply reduce our exports to these nations, which had been experiencing the fastest growth in the world in recent years. This should cause a very noticeable slowdown in the manufacturing sector at the same time that Asian

--------------------------------------------------------------------------------
                                   EVERGREEN

                          Intermediate Term Bond Fund
--------------------------------------------------------------------------------

                          Portfolio Manager Interview


manufacturers will have a price advantage for their goods here in the U.S. So, while economic growth was impressive at the start of 1998, we expect it to slow in the second half of the year as the impact of the manufacturing slowdown and a larger trade deficit begins to work its way through the domestic economy.

--------------------------------------------------------------------------------
                            Portfolio Composition
--------------------------------------------------------------------------------
(as a percentage of net assets)

[PIE CHART APPEARS HERE]

Corporate Notes/Bonds -- 50.7%
Foreign Bond -- 20.0%
U.S. Treasury/Agency -- 15.5%
CMO & Mortgage-Backed Securities 10.6%
Asset-Backed Securities -- 2.9%
Repurchase Agreements/Other assets and liabilities (net) -- 0.3%

--------------------------------------------------------------------------------
The Fund has grown substantially during the year as a result of the merger of the two Evergreen intermediate term bond funds and also the merger with the former Blanchard Short-Term Flexible Income Fund. The resulting fund is now more than $200 million in size. How have these mergers affected the portfolio?
--------------------------------------------------------------------------------

The mergers were significant events in the history of the Fund. As a result of the merger with the Blanchard Fund, the Fund has taken a position in high yield bonds for the first time. At the close of the fiscal year, these high yield investments accounted for about 21% of net assets. We have emphasized better quality high yield bonds, with credit ratings of BB and higher. We also have concentrated in non-cyclical industries -- or companies that would not be highly affected if economic growth were to slow. These include cable, media, aerospace and telecommunications.

We have maintained an investment in high yield because this sector has been one of the best performing areas in the bond market. And this good performance has come with lower volatility than that of very high-grade investments because the high yield market is less affected by changes in interest rates. We are bullish on the U.S. economy, and so we believe it makes sense to have a portion of the portfolio in the upper areas of the high yield market, where we can take advantage of investments in companies with healthy balance sheets and rising earnings.


Even with the addition of high yield bonds, the average credit quality of the Fund has not changed significantly. It still is A+, down just slightly from the AA-average credit quality on December 31, 1997. We have accomplished this by increasing the allocation to U.S. Treasuries, which were 13.7% of assets at the end of the period, balancing a higher position in government securities with the Fund's position in lower-rated securities.

--------------------------------------------------------------------------------
                               Quality Allocation
--------------------------------------------------------------------------------

                 BB or less       BBB          A           AA         Gov't/AAA
     31-Dec-97       0             15          34          15           36
     31-Jan-98      11              7          23           8           51
     28-Feb-98      18              7          17          10           48
     31-Mar-98      18             15          21          20           26
     30-Apr-98      18             12          22          20           28
     31-May-98      22             12          21          17           28
     30-Jun-98      21             12          20          16           31

--------------------------------------------------------------------------------
                                   EVERGREEN

                          Intermediate Term Bond Fund
--------------------------------------------------------------------------------

                          Portfolio Manager Interview

--------------------------------------------------------------------------------
What were your principal investment strategies during the year in addition to investing in better quality high yield bonds?
--------------------------------------------------------------------------------

Especially in recent months, we have been anticipating that economic growth would slow and interest rates would decline. As a result, within the investment grade and high-grade portion of the portfolio, we have upgraded credit quality and increased the emphasis on government securities. We have done this both to take advantage of falling rates and to reduce credit risk in the event of an economic slowdown. As I mentioned earlier, we have maintained a position in high yield bonds because we are bullish on this sector over the long term.

Maturity and duration -- measures of the Fund's sensitivity to changes in interest rates -- have remained essentially unchanged. On June 30, 1998, average weighted maturity was 7.2 years and the effective duration of the portfolio was
4.7 years.

Two significant steps we took during the past six months were to invest in European mortgage-backed securities and to reduce substantially the emphasis on U.S. mortgage-related securities.

Overall, we have invested about 12% of the portfolio in European bonds, with the major portion (9%) in mortgage-securities in Denmark. These investments have been hedged to protect against currency risk. We invested in these bonds to take advantage of significantly higher interest rates in Europe. These investments have an average credit quality of AA.

During the past six months, we have substantially reduced the emphasis on U.S. mortgage-backed securities, from 33.6% of assets on December 31, 1997 to 10.6% on June 30. We have done this because U.S. mortgage-related securities tend to underperform in a falling interest rate environment as homeowners prepay their existing mortgages to take advantage of lower rates. When this happens, investors in mortgage-backed securities lose the income from prepaid mortgages and are forced to reinvest in securities with lower yields.

--------------------------------------------------------------------------------
What is your outlook?
--------------------------------------------------------------------------------

We expect the growth in the domestic economy to slow during the second half of the year, with an average annualized growth rate of perhaps 2%. This will be due to a combination of factors, including: a rising trade deficit brought on by the currency crisis in Asia; the need for American companies to reduce the large inventories they amassed early in the year; and a likely slowdown in consumer spending.

This should be very good for the bond market. We expect interest rates to fall. Long-term interest rates are likely to fall first. We anticipate the Federal Reserve Board, as it sees economic growth slowing, will ease its monetary policy, resulting in declines in rates among short-term and intermediate-term securities. Intermediate-term rates have the potential to fall more than longer-term rates, and intermediate term bonds should be among the best performers in the fixed income market.

With this outlook, we believe we are very well positioned to benefit from the anticipated decline in short-term and intermediate-term rates. Our emphasis on investments in government bonds and in corporate bonds from non-cyclical industries should help the Fund perform very well in a slowing economy.

--------------------------------------------------------------------------------
                                   EVERGREEN

                 Intermediate Term Government Securities Fund
--------------------------------------------------------------------------------

                      Fund at a Glance as of June 30, 1998


Duration was kept relatively neutral to its benchmark during the fiscal year and closed at 3.06 years, or 101% of the benchmark.


Portfolio
Management
----------

[PHOTO APPEARS HERE]

L. Robert Cheshire
Tenure:  January 1994


--------------------------------------------------------------------------------
                           CURRENT INVESTMENT STYLE
--------------------------------------------------------------------------------

Quality    Duration
            Short       Intermediate      Long
High           X
Medium
Low

Morningstar's Style Box is based on a portfolio date as of 6/30/98.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

Source: 1998 Morningstar, Inc.


--------------------------------------------------------------------------------
                            Performance and Returns*
--------------------------------------------------------------------------------

                                        Class A        Class B        Class C    Class Y
Inception Date                          5/2/95         2/9/96         4/10/96    11/1/91
 .........................................................................................
Average Annual Returns
 .........................................................................................
1 year with sales charge                 4.05%          1.57%          5.57%       n/a
 .........................................................................................
1 year w/o sales charge                  7.55%          6.57%          6.57%      7.63%
 .........................................................................................
3 years                                  4.66%            --             --       5.88%
 .........................................................................................
5 years                                    --             --             --       5.08%
 .........................................................................................
Since Inception                          5.37%          2.77%          5.62%      6.09%
 .........................................................................................
Maximum Sales Charge                     3.25%          5.00%          1.00%       n/a
                                        Front End       CDSC           CDSC
 .........................................................................................
30-day SEC Yield                         5.16%          4.39%          4.39%      5.39%
 .........................................................................................
12-month distributions per share     $   0.55       $   0.46       $   0.46   $   0.56
 .........................................................................................

*    Adjusted for maximum applicable sales charge long term growth

--------------------------------------------------------------------------------
                               Long Term Growth
--------------------------------------------------------------------------------
                      Class A          LBITGBI              CPI
       5/2/95          9,675            10,000             10,000
      6/30/95          9,959            10,064             10,020
     12/31/95         10,421            10,561             10,079
      6/30/96         10,353            10,559             10,292
     12/31/96         10,735            10,990             10,420
      6/30/97         10,974            11,293             10,532
     12/31/97         11,456            11,838             10,598
      6/30/98         11,803            12,233             10,716


Comparison of a $10,000 investment in Evergreen Intermediate Term Government Securities Fund, Class A shares, versus a similar investment in the Lehman Brothers Intermediate Government Bond Index (LBIGBI) and the Consumer Price Index (CPI).


Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The LBIGBI is an unmanaged index and does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                                   EVERGREEN

                  Intermediate Term Government Securities Fund
--------------------------------------------------------------------------------

                          Portfolio Manager Interview

--------------------------------------------------------------------------------
How did the Fund perform during the fiscal period?
--------------------------------------------------------------------------------

For the fiscal year ending June 30, 1998, the Evergreen Intermediate Term Government Securities Fund Class Y shares posted a 7.63% total return, while Class A shares returned 7.55%. Class B and C shares both returned 6.57%. These returns are unadjusted for any applicable sales charges. This performance modestly trailed that of the Lehman Brothers Intermediate Government Bond Index, but still ranks in the top 30% of all Short/Intermediate U.S. Government Funds tracked by Lipper Analytical Services. The Fund's Class Y and A shares ranked 27 and 31, respectively, out of the 99 Short-Intermediate U.S. Government Funds tracked by Lipper for the one-year period ended June 30, 1998. Class B and C shares ranked 73 out of the 99 funds for the same period.

The Fund's strong performance relative to its peers can be partially attributed to an increased duration which positively impacted returns within a declining interest rate environment.


--------------------------------------------------------------------------------
                                   Portfolio
                                Characteristics
                                ---------------

         Total Net Assets                          $181,941,246
         ......................................................
         Average Credit Quality                             AAA
         ......................................................
         Average Maturity                            4.39 years
         ......................................................
         Average Duration                            3.06 years
         ......................................................
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
What was the investment environment like during the fiscal period?
--------------------------------------------------------------------------------

The past twelve months has been a very favorable period for fixed income investors. Healthy economic growth and benign inflation allowed interest rates to trend lower, in turn boosting bond prices. During the fiscal period, the yield on the bellwether 30-year Treasury Bond declined steadily from 6.78% to 5.63%.

The only major dilemma began in late 1997 when the well-publicized financial crisis -- dubbed the "Asian Contagion" --flared up in several Asian countries. Despite initial dire headlines, the turmoil initiated a flight to quality U.S. fixed income markets which had a generally positive effect on domestic bond prices. Foreign investors leaving this region's markets sought shelter from the volatility, prompting huge demand for the perceived safety of U.S. Treasuries which, consequently, was the best performing sector in the final months of the fiscal period. Conversely, because of the potential negative impact on U.S. corporate earnings, U.S. corporate bonds were penalized and subsequently underperformed during the final months of the period.



--------------------------------------------------------------------------------
                              PORTFOLIO MATURITY
--------------------------------------------------------------------------------
(as a percentage of portfolio assets)

[PIE CHART APPEARS HERE]

                           1-5 Years -- 58%
                           5-10 Years -- 36%
                           0-1 Year -- 6%

/1/ Source: Lipper Analytical Services, Inc., an independent mutual fund performance monitoring company. The rankings are based on total return and do not include the effect of a sales charge. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
                                   EVERGREEN

                 Intermediate Term Government Securities Fund
--------------------------------------------------------------------------------

                          Portfolio Manager Interview


--------------------------------------------------------------------------------
What was your strategy during the fiscal period?
--------------------------------------------------------------------------------

Duration was kept relatively neutral to its benchmark during the fiscal year and closed at 3.06 years, or 101% of the benchmark. Early in the period, signs of increasing prices, a tight labor market and rising wages all pointed to higher interest rates. Although several underlying fundamentals supported stable rates, we felt that the best strategy within that environment of uncertainty was a defensive stance. As a result, we kept duration near that of the benchmark.

From a sector standpoint, we made some significant adjustments during the period. The portfolio's exposure to Treasuries was reduced significantly and closed the period at a 39% weighting. Conversely, our weighting of mortgage-backed securities more than doubled to 45%. We feel that spreads in the mortgage sector are attractive, and we anticipate maintaining this strong weighting going forward. Because homeowners tend to refinance their mortgage as interest rates fall, we have emphasized non-callable issues within this sector in an effort to reduce the portfolio's prepayment risk should rates continue to decline.


--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(as a percentage of net assets)

[PIE CHART APPEARS HERE]

                             Mortgage Backed Securities -- 44.7%
                             Treasury Notes/Bonds --  39.4%
                             Government Agency Notes/Bonds -- 13.9%
                             Repurchase Agreements and
                              Other assets less liabilities (net) -- 2.0%

--------------------------------------------------------------------------------
What is your outlook?
--------------------------------------------------------------------------------

Our long-term outlook for the bond market remains extremely positive as a number of economic forces continue to bode well for low interest rates and benign inflation over the long term. In the short term, however, uncertain investors are currently struggling to gauge which of the "countervailing forces" -- strong U.S. growth or the tempering effect from the Asian crisis -- will prevail. This uncertainty is likely to cause increased volatility in the near term as the situation and its effects unfold.

Consequently, we will anticipate maintaining a neutral duration in order to protect the portfolio from potential volatility. The Fund's overweighted position in mortgage-backed securities will serve to increase current yield and also provide a degree of protection in the event of fluctuating interest rates in the near term.

--------------------------------------------------------------------------------
                                   EVERGREEN

                          Short Intermediate Bond Fund
--------------------------------------------------------------------------------

                      Fund at a Glance as of May 31, 1998


Our decision to maintain a "barbell" portfolio throughout most of the fiscal year had a positive impact on performance.




Portfolio
Management
----------

[PHOTO APPEARS HERE]

Thomas L. Ellis
Tenure: January 1989


--------------------------------------------------------------------------------
                           CURRENT INVESTMENT STYLE
--------------------------------------------------------------------------------

Quality     Duration
            Short       Intermediate      Long
High
Medium                       X
Low

Morningstar's Style Box is based on a portfolio date as of 6/30/98.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

Source: 1998 Morningstar, Inc.


--------------------------------------------------------------------------------
                           Performance and Returns*
--------------------------------------------------------------------------------
                         Class A  Class B  Class C  Class Y
Inception Date           1/28/89  1/25/93   9/6/94   1/4/91
 .............................................................
Average Annual Returns
 .............................................................
1 year with sales charge   3.60%    1.11%   5.11%     n/a
 .............................................................
1 year w/o sales charge    7.08%    6.11%   6.11%    7.19%
 .............................................................
3 years                    4.93%    4.26%   5.13%    6.22%
 .............................................................
5 years                    4.59%    4.09%    --      5.42%
 .............................................................
Since Inception            7.14%    4.68%   5.83%    7.04%
 .............................................................
Maximum Sales Charge       3.25%    5.00%   1.00%     n/a
                         Front End  CDSC    CDSC
 .............................................................
30-day SEC Yield           5.56%    4.83%   4.83%    5.85%
 .............................................................
12-month distributions
 per share                $0.61    $0.52   $0.52    $0.62
 .............................................................
 *       Adjusted for maximum applicable sales charge


--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                 CPI             LBITGCBI               Class A Shares
 1/31/89       10,000             10,000                      9,675
 6/30/89       10,248             10,666                     10,275
 6/30/90       10,727             11,500                     10,902
 6/30/91       11,230             12,710                     12,007
 6/30/92       11,577             14,384                     13,524
 6/30/93       11,924             15,893                     14,802
 6/30/94       12,221             15,853                     14,680
 6/30/95       12,593             17,498                     16,034
 6/30/96       12,935             18,374                     16,747
 6/30/97       13,237             19,701                     17,881
 6/30/98       13,468             21,735                     19,147




Comparison of a $10,000 investment in Evergreen Short Intermediate Bond Fund, Class A shares, versus a similar investment in the Lehman Brothers Intermediate Government/Corporate Bond Index (LBIGCBI) and the Consumer Price Index (CPI).

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The LBIGCBI is an unmanaged index and does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                                   EVERGREEN

                         Short Intermediate Bond Fund
--------------------------------------------------------------------------------

                          Portfolio Manager Interview

--------------------------------------------------------------------------------
How did the Fund perform during the fiscal period?
--------------------------------------------------------------------------------

The Evergreen Short Intermediate Bond Fund Class Y shares posted a total return of 7.19% for the fiscal year ending June 30, 1998, while Class A shares had a return of 7.08%. Class B and C shares both had a 6.11% return. The returns are unadjusted for any applicable sales charges. These returns trailed the benchmark Lehman Brothers Intermediate Government/Corporate Bond Index return of 8.50%, but were in line with the 7.20% average return of 94 Short Intermediate Investment Grade Funds tracked by Lipper Analytical Services, an independent mutual fund performance monitoring company.


--------------------------------------------------------------------------------
                                   Portfolio
                                Characteristics
                                ---------------

               Total Net Assets                   $389,015,067
               ...............................................
               Average Credit Quality                       AA
               ...............................................
               Average Maturity                      4.6 years
               ...............................................
               Average Duration                      3.6 years
               ...............................................
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
What was the investment climate like during the Fund's fiscal period ended June 30, 1998?
--------------------------------------------------------------------------------

The twelve months ending June 30, was a very positive period for fixed income investors. The main event in the financial markets was the crisis in Asia -- dubbed the "Asian Contagion" -- which devalued this region's currencies and caused concern of lower earnings of multi-national U.S. companies. As positive side-effects, however, the situation effectively calmed inflation (by way of lower import prices); initiated a "flight-to-quality" whereby foreign investors flocked to the perceived safety of U.S. securities; and allowed interest rates to trend lower. During the fiscal period, the yield on the bellwether 30-year Treasury Bond declined steadily from 6.78% to 5.63%.

--------------------------------------------------------------------------------
What was your strategy?
--------------------------------------------------------------------------------

Our decision to maintain a "barbell" portfolio throughout most of the fiscal year had a positive impact on performance. A barbell structure is distinguished by holding securities on both ends of the yield curve rather than in the middle. This strategy tends to enhance performance when the yield curve flattens, a scenario which transpired in the second half of the fiscal year as yields on the long end of the curve fell more sharply than those at the short end.

--------------------------------------------------------------------------------
                              PORTFOLIO MATURITY
--------------------------------------------------------------------------------
(as a percentage of portfolio assets)

[PIE CHART APPEARS HERE]

                               1-5 Years -- 50%
                               5-10 Years -- 33%
                               0-1 Year -- 17%

Our decision to extend duration also enhanced performance. A duration stance longer than that of the benchmark fuels performance during periods of declining interest rates. Duration was increased from 3.0 years to 3.6 years during the twelve months and, as of June 30, duration stood at 108% of the benchmark Lehman Brothers Intermediate Government/Corporate Bond Index. This extended duration positively impacted performance as interest rates trended significantly lower.

--------------------------------------------------------------------------------
                                   EVERGREEN

                         Short Intermediate Bond Fund
--------------------------------------------------------------------------------

                          Portfolio Manager Interview

These strategies were especially effective during the final six months of the fiscal year during which the Fund returned 3.44%. This return outperformed the 3.05% average return of the Lipper short intermediate investment grade funds category during the same period.


--------------------------------------------------------------------------------
                               PORTFOLIO QUALITY
--------------------------------------------------------------------------------
(as a percentage of portfolio assets)

[PIE CHART APPEARS HERE]

                          Government/Agency -- 43.0%
                          A -- 24.0%
                          AAA -- 21.0%
                          BAA -- 8.0%
                          AA -- 2.0%
                          BA -- 2.0%

--------------------------------------------------------------------------------
What is your outlook?
--------------------------------------------------------------------------------

Although long term market fundamentals remain favorable and support lower interest rates, many troubled foreign economies are showing signs of worsening, which likely would negatively impact U.S. financial markets. As a positive side effect, however, softer foreign economies and declining import prices would likely reward investors with benign inflation and stable interest rates.

As a result, we expect to maintain a duration longer than that of our benchmark in the coming months. On the flip side, should Asian economies continue their downward spiral, U.S. corporate earnings will certainly be adversely affected. In response, we anticipate paring back our weighting of corporate bonds, a sector we feel may underperform going forward.

                                 Evergreen Funds


Money Market
Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund

Tax Exempt
Short Intermediate Municipal Fund
High Grade Tax Free Fund
Tax Free Fund
California Tax Free Fund
Connecticut Municipal Bond Fund
Florida Municipal Bond Fund
Florida High Income Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
Massachusetts Tax Free Fund
Missouri Tax Free Fund
New Jersey Tax Free Income Fund
New York Tax Free Fund
North Carolina Municipal Bond Fund
Pennsylvania Tax Free Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund


Income
Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Government Securities Fund
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund

Balanced
American Retirement Fund
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund

Growth & Income
Utility Fund
Income and Growth Fund
Fund for Total Return
Value Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Equity Income Fund


Domestic Growth
Strategic Growth Fund
Stock Selector Fund
Evergreen Fund
Omega Fund
Small Company Growth Fund
Aggressive Growth Fund
Micro Cap Fund

Global International
Global Leaders Fund
International Growth Fund
International Equity Fund
Global Opportunities Fund
Natural Resources Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund

Express Line
800.346.3858

Investor Services
800.343.2898

Retirement Plan Services
800.247.4075

www.evergreenfunds.com


59119


                 543693    RVO  8/98

                                                                   -------------
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                                                                    U.S. POSTAGE
                                                                            PAID
                                                                   PERMIT NO. 19
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                                                                   -------------

[LOGO OF EVERGREEN FUNDS APPEARS HERE]

200 Berkeley Street
Boston, MA 02116